RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Disclosure of non derivative financial assets and liabilities

		December 31, 2021						December 31, 2020
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Assets
Debt securities FVOCI		348		347		228		157		156		42
Debt securities at amortized cost		80		79		—		96		80		—
Loans Commercial		5,397		3,553		1,107		6,110		3,172		693
Loans Consumer		752		732		306		863		794		195
Loans Mortgage		2,730		2,724		746		2,810		2,800		244
Total financial assets indexed to Libor references	US$.	9,307	US$.	7,436	US$.	2,388	US$.	10,036	US$.	7,003	US$.	1,173
Liabilities
Time deposits		60		—		—		60		—		—
Borrowing from banks and others		4,922		2,459		1,761		2,260		478		247
Borrowing from development entities		2		—		—		5		2		—
Total Liabilities	US$.	4,984	US$.	2,459	US$.	1,761	US$.	2,325	US$.	480	US$.	247

		December 31, 2021						December 31, 2020
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Assets
Debt securities FVOCI		1,383,736		1,382,029		907,806		624,925		622,993		167,918
Debt securities at amortized cost		319,053		314,747		—		382,249		319,387		—
Loans Commercial		21,486,230		14,146,949		4,408,031		24,325,232		12,627,600		2,757,269
Loans Consumer		2,995,026		2,912,621		1,220,083		3,436,992		3,161,789		776,025
Loans Mortgage		10,867,996		10,845,927		2,971,691		11,186,539		11,149,027		970,668
Total financial assets indexed to Libor references	Ps.	37,052,042	Ps.	29,602,273	Ps.	9,507,611	Ps.	39,955,938	Ps.	27,880,796	Ps.	4,671,880
Liabilities
Time deposits		238,870		—		—		238,870		—		—
Borrowing from banks and others		19,593,436		9,788,732		7,008,903		8,998,015		1,901,374		983,887
Borrowing from development entities		7,962		—		—		19,906		8,601		—
Total Liabilities	Ps.	19,840,268	Ps.	9,788,732	Ps.	7,008,903	Ps.	9,256,791	Ps.	1,909,975	Ps.	983,887

Disclosure of derivatives and hedge accounting

		December 31, 2021						December 31, 2020
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Derivatives and hedge accounting
Trading derivative assets
Interest rate swaps		1		—		—		15		11		—
Cross-currency swaps		7		2		—		7		—		—
Total	US$.	8	US$.	2	US$.	—	US$.	22	US$.	11	US$.	—
Trading derivative liabilities
Interest rate swaps		2		2		—		16		12		—
Cross-currency swaps		18		7		—		9		3		—
Total	US$.	20	US$.	9	US$.	—	US$.	25	US$.	15	US$.	—
Derivatives held for risk management
Interest rate swaps		42		41		41		44		42		42
Total	US$.	42	US$.	41	US$.	41	US$.	44	US$.	42	US$.	42

		December 31, 2021						December 31, 2020
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Derivatives and hedge accounting
Trading derivative assets
Interest rate swaps		3,981		—		—		59,717		43,793		—
Cross-currency swaps		27,868		7,962		—		27,868		—		—
Total	Ps.	31,849	Ps.	7,962	Ps.	—	Ps.	87,586	Ps.	43,793	Ps.	—
Trading derivative liabilities
Interest rate swaps		7,962		7,962		—		63,699		47,774		—
Cross-currency swaps		71,940		27,868		—		36,666		11,943		—
Total	Ps.	79,902	Ps.	35,830	Ps.	—	Ps.	100,365	Ps.	59,717	Ps.	—
Derivatives held for risk management
Interest rate swaps		166,908		163,228		163,228		173,626		165,218		165,218
Total	Ps.	166,908	Ps.	163,228	Ps.	163,228	Ps.	173,626	Ps.	165,218	Ps.	165,218

Disclosure of credit risk exposure [text block]

Assets	December 31, 2021		December 31, 2020
Cash and cash equivalents (**)	Ps.	30,245,268	Ps.	27,687,525
Trading investments in debt securities		4,741,287		4,780,993
Investments in debt securities mandatorily at FVTPL		—		7,385
Investments in debt securities at FVOCI		37,493,866		28,966,356
Investments in debt securities at amortized cost		5,775,070		5,580,128
Derivatives instruments		1,162,909		1,133,924
Hedging derivatives		44,248		156,220
Loans
Commercial		122,027,804		110,986,938
Consumer		76,889,145		65,835,457
Mortgage		29,120,316		24,558,771
Microcredit		317,739		372,321
Interbank and overnight funds		3,218,433		4,693,678
Other accounts receivable FVTPL		3,228,480		2,958,385
Other accounts receivable at amortized cost		16,181,527		12,381,009
Total financial assets with credit risk	Ps.	330,446,092	Ps.	290,099,090
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		4,886,575		4,185,261
Credit commitments		43,049,746		32,967,149
Total exposure to credit risk outside of the statement of financial position	Ps.	47,936,321	Ps.	37,152,410
Total maximum exposure to credit risk	Ps.	378,382,413	Ps.	327,251,500

(**)   Not including funds in the entity’s custody (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities. See Note 4.1.3 g)

Disclosure of financial assets [text block]

December 31, 2021

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	125,246,237	Ps.	5,857,131	Ps.	119,389,106
Interbank and overnight funds		3,218,433		2,386		3,216,047
Client portfolio		122,027,804		5,854,745		116,173,059
Consumer		76,889,145		4,581,004		72,308,141
Residential mortgage		29,120,316		732,407		28,387,909
Microcredit		317,739		105,070		212,669
Total portfolio	Ps.	231,573,437	Ps.	11,275,612	Ps.	220,297,825

December 31, 2020

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	115,680,616	Ps.	5,281,257	Ps.	110,399,359
Interbank and overnight funds		4,693,678		851		4,692,827
Client portfolio		110,986,938		5,280,406		105,706,532
Consumer		65,835,457		4,938,971		60,896,486
Residential mortgage		24,558,771		560,904		23,997,867
Microcredit		372,321		124,039		248,282
Total portfolio	Ps.	206,447,165	Ps.	10,905,171	Ps.	195,541,994

Disclosure Of Credit Risk Categories [Table Text Block]

Category	PD*	Risk	Description
1	0%- 7.5%	Normal	Appropriately serviced. The debtor’s financial statements or its projected cash flows, as well as all other credit information available to us, reflect adequate paying capacity

2	7.5% - 15%	Acceptable above normal

Adequately serviced and protected, but there are weaknesses which may potentially affect, on a transitory or permanent basis, the debtor’s paying capacity or its projected cash flows, to the extent that, if not timely corrected, would affect the collection of the credits as contracted

3	15% - 22.5%

4	22.5% - 30%	Appreciable	Have debtors with insufficient paying capacity or relate to projects with insufficient cash flow, which may compromise the normal collection of the obligations
5	30% - 45%

Category	PD*	Risk	Description
6	45% - 60%	Significant	Have the same deficiencies as loans in category 4-5, but to a larger extent; consequently, the probability of collection is highly doubtful
7	60% - 90%

8	> 90%	Non-recoverability	Deemed uncollectible.

(*)    Probability of default – “PD” is the probability that the counterpart defaults in its payment obligations of capital and/or interest.

Description of detailed information about investments subject to value at risk [Text Block]

	At December 31,
	2021			2020
	Investment			Investment
	subject to		Percentage	subject to
	Regulatory	Regulatory	of	Regulatory	Regulatory	Percentage of
	VaR	VaR	portfolio	VaR	VaR	portfolio
More than 36 months	85,229	12,529	100%	85,832	12,617	100%
Total	85,229	12,529	100%	85,832	12,617	100%

Disclosure of internal credit grades [text block]

Total Portfolio

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	180,615,328	Ps.	6,434,636	Ps.	384	Ps.	187,050,348
7.5% - 15%		9,118,305		3,280,770		189		12,399,264
15% - 22.5%		789,446		3,489,521		25		4,278,992
22.5% - 30%		140,222		2,465,098		37		2,605,357
30% - 45%		127,038		3,506,321		99		3,633,458
45% - 60%		18,134		5,499,764		279		5,518,177
60% - 90%		5,510		2,120,466		1,066		2,127,042
> 90%		5,138		101,997		13,853,664		13,960,799
TOTAL	Ps.	190,819,121	Ps.	26,898,573	Ps.	13,855,743	Ps.	231,573,437

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	160,410,317	Ps.	6,205,666	Ps.	7	Ps.	166,615,990
7.5% - 15%		6,054,623		3,204,615		198		9,259,436
15% - 22.5%		612,299		2,731,542		9		3,343,850
22.5% - 30%		197,377		2,111,235		25		2,308,637
30% - 45%		157,726		5,802,907		77,935		6,038,568
45% - 60%		48,428		3,305,930		84,507		3,438,865
60% - 90%		3,400		3,133,570		242,787		3,379,757
> 90%		5,478		92,734		11,963,850		12,062,062
TOTAL	Ps.	167,489,648	Ps.	26,588,199	Ps.	12,369,318	Ps.	206,447,165

Commercial

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	97,948,422	Ps.	3,979,842	Ps.	28	Ps.	101,928,292
7.5% - 15%		2,351,842		469,870		188		2,821,900
15% - 22.5%		441,936		1,650,110		—		2,092,046
22.5% - 30%		44,434		1,019,403		—		1,063,837
30% - 45%		48,970		965,305		—		1,014,275
45% - 60%		15,318		3,600,621		164		3,616,103
60% - 90%		5,195		57,424		—		62,619
> 90%		2,263		5,400		9,421,069		9,428,732
TOTAL	Ps.	100,858,380	Ps.	11,747,975	Ps.	9,421,449	Ps.	122,027,804

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	91,482,201	Ps.	3,063,730	Ps.	3	Ps.	94,545,934
7.5% - 15%		706,295		963,330		7		1,669,632
15% - 22.5%		195,341		933,973		—		1,129,314
22.5% - 30%		87,872		429,489		2		517,363
30% - 45%		104,057		3,299,369		205		3,403,631
45% - 60%		43,273		1,084,590		23		1,127,886
60% - 90%		2,645		60,967		10		63,622
> 90%		4,452		8,252		8,516,852		8,529,556
TOTAL	Ps.	92,626,136	Ps.	9,843,700	Ps.	8,517,102	Ps.	110,986,938

Consumer

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	57,159,315	Ps.	2,084,770	Ps.	356	Ps.	59,244,441
7.5% - 15%		6,187,490		1,508,771		1		7,696,262
15% - 22.5%		319,342		772,795		24		1,092,161
22.5% - 30%		70,402		1,143,141		35		1,213,578
30% - 45%		70,804		1,547,538		83		1,618,425
45% - 60%		1,297		1,129,306		115		1,130,718
60% - 90%		215		1,550,628		1,063		1,551,906
> 90%		2,875		91,777		3,247,002		3,341,654
TOTAL	Ps.	63,811,740	Ps.	9,828,726	Ps.	3,248,679	Ps.	76,889,145

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	45,952,378	Ps.	2,145,102	Ps.	—	Ps.	48,097,480
7.5% - 15%		4,949,864		1,092,553		189		6,042,606
15% - 22.5%		400,447		956,769		8		1,357,224
22.5% - 30%		98,380		1,114,336		7		1,212,723
30% - 45%		46,334		1,771,603		77,728		1,895,665
45% - 60%		4,745		1,732,311		84,479		1,821,535
60% - 90%		347		2,488,943		242,773		2,732,063
> 90%		1,026		81,109		2,594,026		2,676,161
TOTAL	Ps.	51,453,521	Ps.	11,382,726	Ps.	2,999,210	Ps.	65,835,457

Mortgage

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	22,224,572	Ps.	369,997	Ps.	—	Ps.	22,594,569
7.5% - 15%		476,755		1,302,129		—		1,778,884
15% - 22.5%		22,014		1,066,616		1		1,088,631
22.5% - 30%		12,899		301,834		2		314,735
30% - 45%		6,909		991,992		16		998,917
45% - 60%		—		769,729		—		769,729
60% - 90%		—		471,393		3		471,396
> 90%		—		4,820		1,098,635		1,103,455
TOTAL	Ps.	22,743,149	Ps.	5,278,510	Ps.	1,098,657	Ps.	29,120,316

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	18,223,127	Ps.	996,792	Ps.	4	Ps.	19,219,923
7.5% - 15%		298,817		1,148,718		2		1,447,537
15% - 22.5%		12,876		840,653		1		853,530
22.5% - 30%		845		567,375		16		568,236
30% - 45%		2,217		731,359		2		733,578
45% - 60%		—		456,779		5		456,784
60% - 90%		—		472,887		4		472,891
> 90%		—		3,309		802,983		806,292
TOTAL	Ps.	18,537,882	Ps.	5,217,872	Ps.	803,017	Ps.	24,558,771

Microcredit

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	66,191	Ps.	27	Ps.	—	Ps.	66,218
7.5% - 15%		100,613		—		—		100,613
15% - 22.5%		6,154		—		—		6,154
22.5% - 30%		12,487		720		—		13,207
30% - 45%		355		1,486		—		1,841
45% - 60%		1,519		108		—		1,627
60% - 90%		100		41,021		—		41,121
> 90%		—		—		86,958		86,958
TOTAL	Ps.	187,419	Ps.	43,362	Ps.	86,958	Ps.	317,739

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	59,072	Ps.	42	Ps.	—	Ps.	59,114
7.5% - 15%		99,647		14		—		99,661
15% - 22.5%		3,635		147		—		3,782
22.5% - 30%		10,280		35		—		10,315
30% - 45%		5,118		576		—		5,694
45% - 60%		410		32,250		—		32,660
60% - 90%		408		110,773		—		111,181
> 90%		—		64		49,850		49,914
TOTAL	Ps.	178,570	Ps.	143,901	Ps.	49,850	Ps.	372,321

Interbank and overnight funds

December 31, 2021
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	3,216,828	Ps.	—	Ps.	—	Ps.	3,216,828
7.5% - 15%		1,605		—		—		1,605
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		—		—
TOTAL	Ps.	3,218,433	Ps.	—	Ps.	—	Ps.	3,218,433

December 31, 2020
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	4,693,539	Ps.	—	Ps.	—	Ps.	4,693,539
7.5% - 15%		—		—		—		—
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		139		139
TOTAL	Ps.	4,693,539	Ps.	—	Ps.	139	Ps.	4,693,678

Loan commitments and financial guarantee contracts

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	43,415,038	Ps.	263,329	Ps.	667	Ps.	43,679,034
7.5% - 15%		1,495,285		117,201		75		1,612,561
15% - 22.5%		38,875		2,034,625		153		2,073,653
22.5% - 30%		16,802		80,460		404		97,666
30% - 45%		5,874		114,349		1,478		121,701
45% - 60%		442		175,708		1,408		177,558
60% - 90%		199		69,091		1,274		70,564
> 90%		30		1,023		102,531		103,584
TOTAL	Ps.	44,972,545	Ps.	2,855,786	Ps.	107,990	Ps.	47,936,321

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	34,214,046	Ps.	104,370	Ps.	257	Ps.	34,318,673
7.5% - 15%		1,066,050		117,141		433		1,183,624
15% - 22.5%		35,947		881,508		10		917,465
22.5% - 30%		17,481		83,533		22		101,036
30% - 45%		7,962		219,634		451		228,047
45% - 60%		1,448		277,620		1,966		281,034
60% - 90%		40		114,813		2,398		117,251
> 90%		6		1,451		3,823		5,280
TOTAL	Ps.	35,342,980	Ps.	1,800,070	Ps.	9,360	Ps.	37,152,410

Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2021		December 31, 2020
Investment grade	Ps.	16,351,608	Ps.	16,273,954
Central bank		5,113,247		3,943,832
Financial entities		11,238,361		12,328,559
Others		—		1,563
Speculative grade		13,820,904		11,319,651
Central bank		11,200,970		9,900,155
Financial entities		2,619,934		1,419,496
Without grade or not available		72,756		93,920
Financial entities		72,756		93,920
Cash and cash equivalent with third parties	Ps.	30,245,268	Ps.	27,687,525
Cash held by entity (**)		6,397,561		6,338,010
Total	Ps.	36,642,829	Ps.	34,025,535

(**)   Cash held by each Grupo Aval’s bank in custody in vaults, ATMs and cash.

Disclosure Of Other Receivables [Table Text block]

		December 31, 2021
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for corporate customers	Ps.	10,384,254	Ps.	—	Ps.	—	Ps.	—	Ps.	10,384,254
Other accounts receivable related to gas, energy services, contributions and others		1,051,546		83,952		159,333		—		1,294,831
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		4,502,442		4,502,442
Total other receivables	Ps.	11,435,800	Ps.	83,952	Ps.	159,333	Ps.	4,502,442	Ps.	16,181,527

		December 31, 2020
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for corporate customers	Ps.	7,238,645	Ps.	—	Ps.	—	Ps.	—	Ps.	7,238,645
Other accounts receivable related to gas, energy services, contributions and others		965,745		151,179		176,500		—		1,293,424
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		3,848,940		3,848,940
Total other receivables	Ps.	8,204,390	Ps.	151,179	Ps.	176,500	Ps.	3,848,940	Ps.	12,381,009

Disclosure Of Segmentation Of Accounts Receivable [Table Text Block]

	December 31, 2021
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	153,917	Ps.	—	Ps.	—	Ps.	153,917
Gas		656,962		80,326		72,759		810,047
Energy		73,084		3,626		86,574		163,284
Other accounts receivable		167,583		—		—		167,583
Total segmentation	Ps.	1,051,546	Ps.	83,952	Ps.	159,333	Ps.	1,294,831

	December 31, 2020
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	150,972	Ps.	—	Ps.	—	Ps.	150,972
Gas		527,230		144,339		91,907		763,476
Energy		75,350		6,840		84,593		166,783
Other accounts receivable		212,193		—		—		212,193
Total segmentation	Ps.	965,745	Ps.	151,179	Ps.	176,500	Ps.	1,293,424

Disclosure Of Exposure To Credit Risk And ECLs For Other Accounts Receivables And Contract Assets For Corporate Customers [Table Text Block]

	Weighted-	Gross
	average loss	carrying		Loss		Credit-
December 31, 2021	rate	amount		allowance		impaired
0–30 days past due	1.24%		3,189,052		39,473	—
31–60 days past due	2.22%		678,002		15,081	—
61–90 days past due	13.42%		56,125		7,534	—
More than 90 days past due	42.49%		579,263		246,102	579,263
		Ps.	4,502,442	Ps.	308,190

	Weighted-	Gross
	average loss	carrying		Loss		Credit-
December 31, 2020	rate	amount		allowance		impaired
0–30 days past due	0.60%		2,773,642		16,570	—
31–60 days past due	0.56%		637,251		3,587	—
61–90 days past due	24.19%		43,874		10,611	—
More than 90 days past due	63.35%		394,173		249,700	394,173
		Ps.	3,848,940	Ps.	280,468

Disclosure of assets and liabilities exposed to trading risk [Text Block]

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2021
Derivative assets	Ps.	63,868,342	Ps.	1,162,909	Ps.	18,568,369	Ps.	5,441
Derivative liabilities		57,021,642		1,049,910		11,681,893		8,648
2020
Derivative assets	Ps.	33,810,221	Ps.	1,133,924	Ps.	2,919,623	Ps.	—
Derivative liabilities		36,465,423		1,452,574		5,225,408		1,165

Hedging derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2021
Derivative assets	Ps.	2,077,334	Ps.	44,248	Ps.	1,469,048	Ps.	—
Derivative liabilities		5,001,665		55,813		2,857,279		—
2020
Derivative assets	Ps.	3,732,435	Ps.	156,220	Ps.	1,577,234	Ps.	—
Derivative liabilities		1,326,995		56,627		387,873		—

Disclosure of Loans and Advances by Range of Loan to Value Ratio [Table Text Block]

	December 31, 2021		December 31, 2020
LTV ratio
Less than 50%	Ps.	9,023,386	Ps.	7,995,750
51 – 70%		9,821,038		8,341,911
71 – 90%		8,588,798		6,675,478
91 – 100%		1,347,872		1,251,401
More than 100%		339,222		294,231
Total	Ps.	29,120,316	Ps.	24,558,771

Credit-impaired mortgage loans

	December 31, 2021		December 31, 2020
LTV ratio
Less than 50%	Ps.	230,561	Ps.	192,426
51 – 70%		346,707		254,087
More than 70%		521,389		356,504
Total	Ps.	1,098,657	Ps.	803,017

Disclosure of Detailed Information on Credit Portfolio [Text Block]

									Interbank and
December 31, 2021	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	59,158,224	Ps.	66,439,942	Ps.	8,615	Ps.	199,049	Ps.	920,517	Ps.	126,726,347
Loans secured by other banks		130,507		2,873		—		—		—		133,380
Collateralized credits:
Mortgages		722,048		100,014		27,072,481		944		—		27,895,487
Other real estate		26,764,073		1,691,761		5,019		211		—		28,461,064
Investments in equity instruments		446,066		—		—		—		—		446,066
Deposits in cash or cash equivalents		1,970,279		222,014		—		—		—		2,192,293
Leased machineries and vehicles		8,726,191		361,770		1,969,170		—		—		11,057,131
Fiduciary agreements, standby letters and guarantee funds		10,071,120		32,225		64,975		114,188		—		10,282,508
Pledged income		3,814,831		—		—		—		—		3,814,831
Pledges		5,443,246		7,953,877		56		124		—		13,397,303
Other assets		4,781,219		84,669		—		3,223		2,297,916		7,167,027
Total gross loan portfolio	Ps.	122,027,804	Ps.	76,889,145	Ps.	29,120,316	Ps.	317,739	Ps.	3,218,433	Ps.	231,573,437

									Interbank and
December 31, 2020	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	50,133,716	Ps.	56,603,996	Ps.	5,906	Ps.	242,727	Ps.	571,851	Ps.	107,558,196
Loans secured by other banks		237,028		2,640		—		—		—		239,668
Collateralized credits:
Mortgages		535,414		90,342		22,719,588		1,701		—		23,347,045
Other real estate		25,261,669		1,541,786		5,486		357		—		26,809,298
Investments in equity instruments		309,014		—		—		—		—		309,014
Deposits in cash or cash equivalents		1,357,417		213,473		—		—		33,276		1,604,166
Leased machineries and vehicles		8,475,723		338,388		1,755,468		—		—		10,569,579
Fiduciary agreements, standby letters and guarantee funds		12,103,331		32,609		72,217		118,032		—		12,326,189
Pledged income		4,212,031		—		—		—		—		4,212,031
Pledges		4,937,867		6,942,093		55		369		—		11,880,384
Other assets		3,423,728		70,130		51		9,135		4,088,551		7,591,595
Total gross loan portfolio	Ps.	110,986,938	Ps.	65,835,457	Ps.	24,558,771	Ps.	372,321	Ps.	4,693,678	Ps.	206,447,165

As of December 31, 2021, and 2020, the following chart sets out the carrying amount and the value of identifiable collateral (mainly commercial property) for commercial loans held by Grupo Aval at a consolidated level:

	December 31, 2021				December 31, 2020
	Carrying Amount		Collateral		Carrying Amount		Collateral
Stages 1 and 2	Ps.	29,813,813	Ps.	27,396,891	Ps.	26,518,457	Ps.	24,473,502
Stage 3		2,989,892		2,691,236		2,516,373		2,397,219
	Ps.	32,803,705	Ps.	30,088,127	Ps.	29,034,830	Ps.	26,870,721

Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	19,700	Ps.	11,561	Ps.	66,327	Ps.	97,588
Transfers stages
Transfer from Stage 1 to Stage 3		(19,176)		—		19,176		—
Transfer from Stage 2 to Stage 3		—		(754)		754		—
Net remeasurement of loss allowance		8,062		4,160		28,041		40,263
FX and other movements		(21)		(6)		(23)		(50)
Transfer from general approach to simplified approach		8,996		(1,421)		(10,170)		(2,595)
Write-offs		(4,208)		(534)		(17,308)		(22,050)
Loss allowance as of December 31, 2019	Ps.	13,353	Ps.	13,006	Ps.	86,797	Ps.	113,156
Transfers stages
Net remeasurement of loss allowance		4,901		1,010		33,833		39,744
FX and other movements		107		(468)		60		(301)
Write-offs		(225)		—		(13,219)		(13,444)
Loss allowance as of December 31, 2020	Ps.	18,136	Ps.	13,548	Ps.	107,471	Ps.	139,155
Transfers stages
Net remeasurement of loss allowance		2,378		2,865		41,515		46,758
FX and other movements		(49)		358		1,223		1,532
Write-offs		(1,526)		—		(20,760)		(22,286)
Loss allowance as of December 31, 2021	Ps.	18,939	Ps.	16,771	Ps.	129,449	Ps.	165,159

Schedule of loss allowance

	December 31, 2021
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	655,655	Ps.	1,006,822	Ps.	4,192,268	Ps.	—	Ps.	5,854,745
Loan consumer portfolio		1,066,543		1,396,101		2,118,360		—		4,581,004
Loan mortgage portfolio		93,122		286,903		352,382		—		732,407
Loan microcredit portfolio		6,740		13,291		85,039		—		105,070
Loan interbank and overnight founds portfolio		2,386		—		—		—		2,386
Total loan portfolio	Ps.	1,824,446	Ps.	2,703,117	Ps.	6,748,049	Ps.	—	Ps.	11,275,612
Investments in debt securities at amortized cost		3,297		7,401		—		—		10,698
Other accounts receivable		18,939		16,771		129,449		217,643		382,802
Total loss allowance financial assets at amortized cost	Ps.	1,846,682	Ps.	2,727,289	Ps.	6,877,498	Ps.	217,643	Ps.	11,669,112

Investments in debt securities at FVOCI		123,978		—		—		—		123,978
Loan commitments and financial guarantee contracts		45,916		10,097		6,028		—		62,041
Total loss allowance	Ps.	2,016,576	Ps.	2,737,386	Ps.	6,883,526	Ps.	217,643	Ps.	11,855,131

	December 31, 2020
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	656,830	Ps.	805,097	Ps.	3,818,479	Ps.	—	Ps.	5,280,406
Loan consumer portfolio		1,013,071		1,948,030		1,977,870		—		4,938,971
Loan mortgage portfolio		72,294		225,889		262,721		—		560,904
Loan microcredit portfolio		17,089		60,040		46,910		—		124,039
Loan interbank and overnight founds portfolio		792		—		59		—		851
Total loan portfolio	Ps.	1,760,076	Ps.	3,039,056	Ps.	6,106,039	Ps.	—	Ps.	10,905,171
Investments in debt securities at amortized cost		7,188		7		—		—		7,195
Other accounts receivable		18,136		13,548		107,471		203,902		343,057
Total loss allowance financial assets at amortized cost	Ps.	1,785,400	Ps.	3,052,611	Ps.	6,213,510	Ps.	203,902	Ps.	11,255,423

Investments in debt securities at FVOCI		96,307		179		—		—		96,486
Loan commitments and financial guarantee contracts		57,226		8,679		1,488		—		67,393
Total loss allowance	Ps.	1,938,933	Ps.	3,061,469	Ps.	6,214,998	Ps.	203,902	Ps.	11,419,302

Disclosure of detailed information about reconciliation of changes in allowance account for credit losses of financial assets [Text Block]

		December 31, 2021					December 31, 2020
	Scenario A		Scenario B		Scenario C		Scenario A		Scenario B		Scenario C
Gross Exposure
Commercial	Ps.	122,027,804	Ps.	122,027,804	Ps.	122,027,804	Ps.	110,986,938	Ps.	110,986,938	Ps.	110,986,938
Consumer		76,889,145		76,889,145		76,889,145		65,835,457		65,835,457		65,835,457
Mortgages		29,120,316		29,120,316		29,120,316		24,558,771		24,558,771		24,558,771
Microcredit		317,739		317,739		317,739		372,321		372,321		372,321
Interbank and overnight founds		3,218,433		3,218,433		3,218,433		4,693,678		4,693,678		4,693,678
Total gross exposure	Ps.	231,573,437	Ps.	231,573,437	Ps.	231,573,437	Ps.	206,447,165	Ps.	206,447,165	Ps.	206,447,165

Loss Allowance
Commercial	Ps.	5,720,145	Ps.	5,830,791	Ps.	5,940,469	Ps.	5,247,205	Ps.	5,270,163	Ps.	5,321,111
Consumer		4,410,869		4,599,286		4,766,627		4,884,759		4,958,046		5,072,691
Mortgages		670,926		732,072		785,675		519,443		552,532		584,010
Microcredit		102,434		105,148		107,139		126,561		123,609		122,413
Interbank and overnight founds		7,198		7,279		7,335		3,251		3,345		3,460
Total Loss Allowance	Ps.	10,911,572	Ps.	11,274,576	Ps.	11,607,245	Ps.	10,781,219	Ps.	10,907,695	Ps.	11,103,685

Proportion of Assets in Stage 2
Commercial		9.8%		10.1%		10.5%		8.6%		8.8%		9.0%
Consumer		11.3%		12.7%		14.0%		17.9%		18.1%		18.7%
Mortgages		16.9%		17.5%		18.2%		20.2%		20.6%		21.2%
Microcredit		13.7%		13.7%		13.7%		8.2%		8.2%		8.2%
Interbank and overnight founds		—%		—%		—%		—%		—%		—%

Disclosure Of Credit Risk Monitoring Data [Table Text Block]

Commercial	Consumer	Mortgage	Microcredit
-Information from the audited financial statements obtained during periodic reviews.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.
-Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.
-Information collected internally about the behavior of customers.
-Information from the different sectors.

Disclosure of detailed information about portfolio of loans assessed individually for impairment [Text Block]

	December 31, 2021
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	234,321	Ps.	226,767	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	234,321	Ps.	226,767	Ps.	—

With recognized provision
Commercial	Ps.	7,451,781	Ps.	1,611,433	Ps.	3,063,079
Consumer		1,825		—		1,103
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	7,453,606	Ps.	1,611,433	Ps.	3,064,182
Totals
Commercial		7,686,102		1,838,200		3,063,079
Consumer		1,825		—		1,103
Repos, interbank loans portfolio		—		—		—
Total	Ps.	7,687,927	Ps.	1,838,200	Ps.	3,064,182

	December 31, 2020
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	193,605	Ps.	170,588	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	193,605	Ps.	170,588	Ps.	—

With recognized provision
Commercial	Ps.	6,771,799	Ps.	1,202,068	Ps.	2,810,985
Consumer		14,840		4,433		5,697
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	6,786,639	Ps.	1,206,501	Ps.	2,816,682
Totals
Commercial		6,965,404		1,372,656		2,810,985
Consumer		14,840		4,433		5,697
Repos, interbank loans portfolio		—		—		—
Total	Ps.	6,980,244	Ps.	1,377,089	Ps.	2,816,682

Disclosure of Detailed Information on Credit Portfolio by Economic Sector [Text Block]

Sector	December 31, 2021%			December 31, 2020%
Consumer services	Ps.	112,664,061	49%	Ps.	96,436,401	47%
Commercial services		47,289,524	20%		45,363,824	22%
Construction		16,207,343	7%		13,723,891	7%
Food, beverage and tobacco		10,734,796	5%		9,765,741	5%
Transportation and communications		7,762,906	3%		7,300,885	4%
Public services		6,526,252	3%		5,628,741	3%
Chemical production		4,905,552	2%		5,867,117	3%
Other industrial and manufacturing products		9,011,548	4%		5,936,370	3%
Agricultural		5,831,197	3%		5,375,932	3%
Government		4,496,895	2%		4,972,124	1%
Trade and tourism		2,697,992	1%		2,893,042	1%
Mining products and oil		1,003,516	—%		941,577	—%
Other		2,441,855	1%		2,241,520	1%
Total of each economic sector	Ps.	231,573,437	100%	Ps.	206,447,165	100%

Disclosure of Detailed Information on Credit Portfolio by Geographical Area [Text Block]

December 31, 2021	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	73,778,600	Ps.	47,488,265	Ps.	11,687,157	Ps.	317,739	Ps.	1,645,364	Ps.	134,917,125
Costa Rica		8,175,904		6,662,962		5,737,863		—		38,379		20,615,108
Panamá		14,955,358		10,905,167		6,197,405		—		211,493		32,269,423
Guatemala		8,609,322		4,072,181		2,458,318		—		16,712		15,156,533
Honduras		5,224,346		3,144,701		1,350,711		—		385,660		10,105,418
El Salvador		3,707,305		3,482,727		1,277,469		—		65,090		8,532,591
United States		4,119,960		11		—		—		796,009		4,915,980
Nicaragua		2,027,088		1,133,029		411,393		—		9		3,571,519
Other countries		1,429,921		102		—		—		59,717		1,489,740
Total gross loan portfolio	Ps.	122,027,804	Ps.	76,889,145	Ps.	29,120,316	Ps.	317,739	Ps.	3,218,433	Ps.	231,573,437

December 31, 2020	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	71,979,346	Ps.	42,601,861	Ps.	10,160,351	Ps.	372,321	Ps.	2,394,473	Ps.	127,508,352
Costa Rica		6,210,008		5,288,997		4,871,091		—		694,011		17,064,107
Panamá (1)		11,977,381		8,769,794		5,044,917		—		969,690		26,761,782
Guatemala		6,737,861		2,980,836		1,980,096		—		331,361		12,030,154
Honduras		4,198,906		2,520,708		1,082,213		—		62,244		7,864,071
El Salvador		2,825,146		2,875,819		1,045,839		—		131,648		6,878,452
United States		4,345,185		—		—		—		—		4,345,185
Nicaragua		1,764,773		797,128		374,264		—		22,022		2,958,187
Other countries		948,332		314		—		—		88,229		1,036,875
Total gross loan portfolio	Ps.	110,986,938	Ps.	65,835,457	Ps.	24,558,771	Ps.	372,321	Ps.	4,693,678	Ps.	206,447,165

(1)See note 35 Business combination

Disclosure of detailed information about classification of loan portfolio by type of currency [Text Block]

December 31, 2021	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	67,590,199	Ps.	54,437,605	Ps.	122,027,804
Consumer		47,424,440		29,464,705		76,889,145
Residential mortgage		11,687,028		17,433,288		29,120,316
Microcredit		317,739		—		317,739
Interbank and overnight funds		1,078,774		2,139,659		3,218,433
Total gross loan portfolio	Ps.	128,098,180	Ps.	103,475,257	Ps.	231,573,437

December 31, 2020	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	67,436,479	Ps.	43,550,459	Ps.	110,986,938
Consumer		42,561,676		23,273,781		65,835,457
Residential mortgage		10,160,198		14,398,573		24,558,771
Microcredit		372,321		—		372,321
Interbank and overnight funds		2,052,909		2,640,769		4,693,678
Total gross loan portfolio	Ps.	122,583,583	Ps.	83,863,582	Ps.	206,447,165

Disclosure of Detailed Information about Investment in Debt Securities by Location [Table Text Block]

	As of December 31,
	2021		2020
Colombia	Ps.	28,234,132	Ps.	23,771,178
Costa Rica		4,953,097		3,411,413
Panama		3,925,627		2,762,019
USA		2,649,544		2,851,200
Guatemala		2,275,076		1,899,509
Honduras		2,088,894		1,159,345
Nicaragua		1,139,903		917,257
El Salvador		816,076		919,211
Brazil		735,442		555,091
Mexico		344,855		280,492
Chile		257,825		239,432
Multilateral – Bladex (Foreign Trade Bank of Latin America)		222,023		118,902
Multilateral – Andean Development Corporation (Corporación Andina de Fomento)		114,936		66,860
Peru		97,145		320,468
Multilateral – International Bank for Reconstruction and Development		92,249		—
Multilateral – Inter-American Corporation for the Financing of Infrastructure		27,008		21,194
Dominican Republic		20,547		—
Multilateral – Central American Bank for Economic Integration		8,055		6,937
Paraguay		7,789		—
Germany		—		34,329
Barbados		—		25
Total investments	Ps.	48,010,223	Ps.	39,334,862

Disclosure of Detailed Information about Investment in Debt Securities by Sovereign Risk [Table Text Block]

	December 31, 2021			December 31, 2020
			%			%
Investment grade (1)
Colombia	Ps.	18,186,643	54.50%	Ps.	17,353,357	63.68%
Panama		1,861,644	5.58%		994,002	3.65%
Peru		4,436	0.01%		—	—
Mexico		55,063	0.16%		38,381	0.14%
United States of America		1,711,046	5.13%		2,465,185	9.05%
Chile		—	—%		28,371	0.10%
	Ps.	21,818,832	65.38%	Ps.	20,879,296	76.61%
Speculative (2)
Barbados	Ps.	—	—%	Ps.	25	0.00%
Brazil		30,507	0.09%		—	—%
Colombia		2,212,146	6.63%		—	—%
Chile		3,838	0.01%		—	—%
Costa Rica		4,830,529	14.47%		3,329,871	12.22%
Honduras		1,986,864	5.96%		1,098,432	4.03%
Guatemala		1,555,159	4.66%		1,010,075	3.71%
El Salvador		761,743	2.28%		849,082	3.12%
Nicaragua		173,563	0.52%		85,958	0.32%
	Ps.	11,554,349	34.62%	Ps.	6,373,443	23.39%
	Ps.	33,373,181	100.00%	Ps.	27,252,739	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2021				December 31, 2020
			%			%
Investment Grade (1)
Panama (*)	Ps.	251,370	13.53%	Ps.	196,524	10.55%
	Ps.	251,370	13.53%	Ps.	196,524	10.55%
Speculative (2)
Guatemala	Ps.	605,864	32.61%	Ps.	810,158	43.49%
Costa Rica		43,007	2.32%		30,906	1.66%
Nicaragua		957,478	51.54%		825,334	44.30%
	Ps.	1,606,349	86.47%	Ps.	1,666,398	89.45%
Total sovereign risk	Ps.	34,979,530	100.00%	Ps.	28,919,137	100.00%
(1)	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard & Poor’s from AAA to BBB-.
(2)	Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard & Poor’s from BB+ to D.

(*)    These investments correspond to the National Bank of Panama, which is the official Bank and has the functions of a Central Bank, however, it  does not have the power to issue banknotes or reserve requirements.

Disclosure of Detailed Information on Credit Portfolio by restructuring [Text Block]

Restructured loans	December 31, 2021		December 31, 2020
Local currency	Ps.	2,301,239	Ps.	2,345,417
Foreign currency		6,942,286		4,807,728
Total restructured	Ps.	9,243,525	Ps.	7,153,145

Disclosure of Detailed Information on Foreclosed Assets [Text Block]

	December 31, 2021		December 31, 2020
Foreclosed assets received	Ps.	212,191	Ps.	84,535
Foreclosed assets sold		95,042		224,310

Disclosure Of Detailed Information About Commitments In Unused Lines Of Credit [Text Block]

Loan commitments and financial guarantee contracts

	December 31, 2021		December 31, 2020
	Notional amount		Notional amount
Guarantees	Ps.	4,886,575	Ps.	4,185,261
Unused letters of credit		1,366,444		1,488,505
Unused limits of overdrafts		2,064,096		923,257
Unused credit card limits		29,541,882		23,931,872
Other		10,077,324		6,623,515
Total	Ps.	47,936,321	Ps.	37,152,410

Disclosure Of Detailed Information About Credit Commitments By Currency [Text Block]

	December 31, 2021		December 31, 2020
Colombian Pesos	Ps.	22,073,167	Ps.	18,870,877
U.S. dollars		25,465,480		17,823,788
Euro		15,650		246,520
Other		382,024		211,225
Total	Ps.	47,936,321	Ps.	37,152,410

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2019	Ps.	16,788,022	Ps.	1,386,657	Ps.	417,424	Ps.	18,592,103
Transfers:
Transfer from stage 1 to stage 2		(1,626,383)		1,626,383		—		—
Transfer from stage 1 to stage 3		(22,295)		—		22,295		—
Transfer from stage 2 to stage 3		—		(454,152)		454,152		—
Transfer from stage 2 to stage 1		1,195,200		(1,195,200)		—		—
Transfer from stage 3 to stage 2		—		99,768		(99,768)		—
Transfer from stage 3 to stage 1		106,163		—		(106,163)		—
New financial assets originated or purchased		4,402,822		77,453		45,414		4,525,689
Financial assets that have been paid		(2,681,584)		(200,886)		(69,083)		(2,951,553)
Net remeasurement of amortized cost and other receivables		227		359		667		1,253
Write-offs		(509)		(136)		(77,157)		(77,802)
FX and other movements		104,234		17,163		10,596		131,993
Total portfolio as of December 31, 2019	Ps.	18,265,897	Ps.	1,357,409	Ps.	598,377	Ps.	20,221,683
Transfers:
Transfer from stage 1 to stage 2		(4,873,758)		4,873,758		—		—
Transfer from stage 1 to stage 3		(78,406)		—		78,406		—
Transfer from stage 2 to stage 3		—		(452,576)		452,576		—
Transfer from stage 2 to stage 1		1,192,732		(1,192,732)		—		—
Transfer from stage 3 to stage 2		—		105,422		(105,422)		—
Transfer from stage 3 to stage 1		82,870		—		(82,870)		—
New financial assets originated or purchased		3,613,740		600,116		71,195		4,285,051
Financial assets that have been paid		(2,300,117)		(204,162)		(186,591)		(2,690,870)
Net remeasurement of amortized cost and other receivables		18,054		3,267		2,427		23,748
Write-offs		(480)		(234)		(84,041)		(84,755)
On business combination(1)		2,412,556		143,529		50,449		2,606,534
FX and other movements		204,794		(15,925)		8,511		197,380
Total portfolio as of December 31, 2020	Ps.	18,537,882	Ps.	5,217,872	Ps.	803,017	Ps.	24,558,771
Transfers:
Transfer from stage 1 to stage 2		(1,825,942)		1,825,942		—		—
Transfer from stage 1 to stage 3		(57,038)		—		57,038		—

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfer from stage 2 to stage 3		—		(653,342)		653,342		—
Transfer from stage 2 to stage 1		1,712,458		(1,712,458)		—		—
Transfer from stage 3 to stage 2		—		186,783		(186,783)		—
Transfer from stage 3 to stage 1		97,148		—		(97,148)		—
New financial assets originated or purchased		6,241,199		258,285		22,852		6,522,336
Financial assets that have been paid		(3,450,677)		(501,378)		(259,967)		(4,212,022)
Net remeasurement of amortized cost and other receivables		(112,195)		43,422		90,177		21,404
Write-offs		(1,996)		(7,094)		(51,240)		(60,330)
FX and other movements		1,602,310		620,478		67,369		2,290,157
Total portfolio as of December 31, 2021	Ps.	22,743,149	Ps.	5,278,510	Ps.	1,098,657	Ps.	29,120,316

(1)See note 35 Business combination

Disclosure of detailed information about offsetting of financial assets and financial liabilities [Text Block]

December 31, 2021

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,207,157	Ps.	—	Ps.	1,207,157	Ps.	(581,595)	Ps.	(30,314)	Ps.	595,248
Repurchase agreements		952,548		—		952,548		(915,461)		(24,941)		12,146
Total	Ps.	2,159,705	Ps.	—	Ps.	2,159,705	Ps.	(1,497,056)	Ps.	(55,255)	Ps.	607,394

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting liabilities
Derivatives	Ps.	1,105,723	Ps.	—	Ps.	1,105,723	Ps.	(179,437)	Ps.	(202,140)	Ps.	724,146
Repurchase agreements		9,449,943		—		9,449,943		(11,044,441)		(865,793)		(2,460,291)
Total	Ps.	10,555,666	Ps.	—	Ps.	10,555,666	Ps.	(11,223,878)	Ps.	(1,067,933)	Ps.	(1,736,145)

December 31, 2020

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,290,144	Ps.	—	Ps.	1,290,144	Ps.	(232,569)	Ps.	(109,388)	Ps.	948,187
Repurchase agreements		1,892,136		—		1,892,136		(1,642,412)		(439,722)		(189,998)
Total	Ps.	3,182,280	Ps.	—	Ps.	3,182,280	Ps.	(1,874,981)	Ps.	(549,110)	Ps.	758,189

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting liabilities
Derivatives	Ps.	1,509,201	Ps.	—	Ps.	1,509,201	Ps.	(103,784)	Ps.	(119,566)	Ps.	1,285,851
Repurchase agreements		6,191,191		—		6,191,191		(8,004,888)		—		(1,813,697)
Total	Ps.	7,700,392	Ps.	—	Ps.	7,700,392	Ps.	(8,108,672)	Ps.	(119,566)	Ps.	(527,846)

Disclosure of Break Down of Financial Assets and Liabilities Exposed to Trading Risk [Table Text Block]

Account	December 31, 2021		December 31, 2020
Financial assets
Debt financial assets
Trading investments in debt securities	Ps.	4,741,287	Ps.	4,780,993
Investments in debt securities mandatorily at FVTPL		—		7,385
Investments in debt securities at FVOCI		37,493,866		28,966,356
Total debt securities	Ps.	42,235,153	Ps.	33,754,734
Derivative assets instruments	Ps.	1,162,909	Ps.	1,133,924
Hedging derivatives assets		44,248		156,220
		1,207,157		1,290,144
Total financial assets	Ps.	43,442,310	Ps.	35,044,878
Liabilities
Derivative liabilities instruments		1,049,910		1,452,574
Hedging derivatives liabilities		55,813		56,627
Total financial liabilities		1,105,723		1,509,201
Net position	Ps.	42,336,587	Ps.	33,535,677

Disclosure of Detailed Information about Financial Subsidiaries Risk [Text Block]

	December 31, 2021		December 31, 2020
		Basis points of		Basis points of
Entity	Value	regulatory capital	Value	regulatory capital
Banco Bogotá	1,013,946	100	942,885	84
Banco de Occidente	327,612	135	223,942	65
Banco Popular	173,261	169	101,773	52
Banco AV Villas	126,799	2	110,085	1
Corficolombiana	211,684	7	178,478	5
Porvenir	23,700	168	13,897	183

Disclosure of Detailed Information about Foreign Currency Assets and Liabilities [Text Block]

December 31,2021		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	4,711	2,021	26,800,791
Trading investments in debt securities	111	13	493,454
Investments in debt securities at FVOCI	4,459	1,083	22,062,791
Investments in debt securities at amortized cost	118	-	469,723
Loan portfolio financial assets at amortized cost	20,187	5,804	103,475,257
Derivative financial assets held for trading	239	-	952,889
Derivative financial assets held for hedging	4	-	16,669
Trade receivable	383	229	2,435,666
Total financial assets	30,212	9,150	156,707,240

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Derivative financial liabilities held for trading	204	-	811,062
Derivative financial liabilities held for hedging	8	-	33,160
Customer deposits	20,630	7,394	111,566,151
Financial obligations	10,562	833	45,363,639
Accounts payable	536	-	2,134,728
Total financial liabilities	31,940	8,227	159,908,740
Net financial asset (liability) position	(1,728)	923	(3,201,500)

2
December 31,2020		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	5,521	2,043	25,963,067
Trading investments in debt securities	122	—	417,925
Investments in debt securities at FVOCI	4,092	860	16,997,663
Investments in debt securities at amortized cost	150	4	527,510
Loan portfolio financial assets at amortized cost	19,678	4,754	83,863,582
Derivative financial assets held for trading	258	1	887,957
Derivative financial assets held for hedging	36	10	156,220
Trade receivable	367	201	1,949,445
Total financial assets	30,224	7,873	130,763,369

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Derivative financial liabilities held for trading	349	—	1,197,924
Derivative financial liabilities held for hedging	8	—	26,924
Customer deposits	21,144	6,916	96,314,534
Financial obligations	9,717	712	35,797,463
Accounts payable	475	—	1,630,860
Total financial liabilities	31,693	7,628	134,967,705
Net financial asset (liability) position	(1,469)	245	(4,204,336)

Disclosure of detailed information about requested percentage of deposits to be maintained as reserves in each country [table text block]

Requested Percentage
Country	Details	%
Colombia	Checking account and Savings accounts	8%
	Time deposits > 18 months	3.5%
Guatemala	Deposits and Capital raising	14.6%
El Salvador	Demand deposits	17.4%
	Saving Deposits	15.4%
	Debt securities	5%
	Debt overseas Banks	3%
	Time Deposits	12%
Honduras	Demand deposits in local currency	12%
	Demand deposits in foreign currency	24%
Nicaragua	Daily, Liabilities in local and foreign currency	10%
	Biweekly, Liabilities in local and foreign currency	15%
Costa Rica	Demand deposits in local currency	12%
	Demand deposits in foreign currency	15%

Disclosure Of Sensitivity Analysis Of Foreign Exchange Effect [Table Text Block]

December 31,2021	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	175,470	Ps.	(175,470)
Foreign exchange effect on profit before taxes		15,853		(15,853)

December 31,2020	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	(21,158)	Ps.	21,158
Foreign exchange effect on profit before taxes		(31,578)		31,578

Schedule of Interest Rate Risk on Assets and Liabilities [Text Block]

December 31, 2021

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	5,283,158	Ps.	—	Ps.	—	Ps.	—	Ps.	31,359,671	Ps.	36,642,829
Trading investments in debt securities		32,533		795,986		716,615		3,196,153		—		4,741,287
Investments in debt securities mandatorily at FVTPL		—		—		—		—		—		—
Investments in debt securities at FVOCI		691,305		4,549,642		1,960,040		30,292,879		—		37,493,866
Investments in debt securities at amortized cost		1,503,177		3,710,000		385,985		175,908		—		5,775,070
Service concession arrangements		—		—		—		3,228,480		—		3,228,480
Commercial loans		38,417,251		31,409,143		10,996,375		41,205,035		—		122,027,804
Consumer loans		17,866,168		11,445,530		2,254,215		45,323,232		—		76,889,145
Mortgages loans		14,247,634		833,794		416,847		13,622,041		—		29,120,316
Microcredit loans		42,175		13,241		36,456		225,867		—		317,739
Interbank and overnight funds		3,121,735		96,698		—		—		—		3,218,433
Trade receivable		—		163		—		455,859		15,725,505		16,181,527
Total Assets	Ps.	81,205,136	Ps.	52,854,197	Ps.	16,766,533	Ps.	137,725,454	Ps.	47,085,176	Ps.	335,636,496
										—

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	34,024,691	Ps.	—	Ps.	—	Ps.	—	Ps.	25,201,158	Ps.	59,225,849
Time deposits		6,947,437		36,252,017		18,492,124		23,838,666		—		85,530,244
Saving deposits		89,097,128		—		—		—		—		89,097,128
Other deposits		9,727		92,610		—		—		514,864		617,201
Interbank and overnight funds		8,935,468		1,169,368		501,221		66,358		—		10,672,415
Leases contracts		50,860		244,198		173,335		2,413,764		—		2,882,157
Borrowing from banks and similar		3,323,809		11,132,293		3,823,854		5,962,597		—		24,242,553
Long-term debt		296,675		3,923,750		5,940,106		22,097,401		—		32,257,932
Borrowing from development entities		1,188,693		955,697		37,388		1,045,491		—		3,227,269
Total Liabilities	Ps.	143,874,488	Ps.	53,769,933	Ps.	28,968,028	Ps.	55,424,277	Ps.	25,716,022	Ps.	307,752,748

December 31, 2020

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	5,103,991	Ps.	—	Ps.	—	Ps.	—	Ps.	28,921,544	Ps.	34,025,535
Trading investments in debt securities		63,016		1,315,010		351,964		3,051,003		—		4,780,993
Investments in debt securities mandatorily at FVTPL		—		—		—		7,385		—		7,385
Investments in debt securities at FVOCI		947,691		3,558,616		2,367,715		22,092,334		—		28,966,356
Investments in debt securities at amortized cost		2,206,728		2,856,442		302,641		214,317		—		5,580,128
Service concession arrangements		—		—		—		2,958,385		—		2,958,385
Commercial loans		28,249,224		44,158,080		8,350,536		30,229,098		—		110,986,938
Consumer loans		13,451,176		10,002,297		1,947,260		40,434,724		—		65,835,457
Mortgages loans		12,541,450		640,162		49,522		11,327,637		—		24,558,771
Microcredit loans		42,825		16,327		38,698		274,471		—		372,321
Interbank and overnight funds		4,500,014		193,664		—		—		—		4,693,678
Trade receivable		483		1,971		104		429,395		11,949,056		12,381,009
Total Assets	Ps.	67,106,598	Ps.	62,742,569	Ps.	13,408,440	Ps.	111,018,749	Ps.	40,870,600	Ps.	295,146,956

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	30,243,920	Ps.	—	Ps.	—	Ps.	—	Ps.	20,954,364	Ps.	51,198,284
Time deposits		12,240,632		32,810,863		16,138,426		22,369,267		—		83,559,188
Saving deposits		76,551,465		—		—		—	.	—		76,551,465
Other deposits		—		—		—		—		532,660		532,660
Interbank and overnight funds		5,109,198		2,066,552		3,894		—		—		7,179,644
Leases contracts		26,413		121,753		128,407		2,749,160		—		3,025,733
Borrowing from banks and similar		2,282,920		5,574,251		890,090		7,881,523		—		16,628,784
Long-term debt		851,368		2,858,141		468,618		23,582,670		—		27,760,797
Borrowing from development entities		1,502,692		1,040,936		177,983		1,308,197		—		4,029,808
Total Liabilities	Ps.	128,808,608	Ps.	44,472,496	Ps.	17,807,418	Ps.	57,890,817	Ps.	21,487,024	Ps.	270,466,363

Disclosure of Breakdown of Interest Bearing Assets and Liabilities, by Interest Rate Type and Maturity [Table Text Block]

December 31, 2021

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	3,274,798	Ps.	2,008,360	Ps.	—	Ps.	—	Ps.	31,359,671	Ps.	36,642,829
Trading investments in debt securities		291,112		1,083,931		170,091		3,196,153		—		4,741,287
Investments in debt securities mandatorily at FVTPL		—		—		—		—		—		—
Investments in debt securities at FVOCI		76,076		6,256,332		2,252,022		28,909,436		—		37,493,866
Investments in debt securities at amortized cost		3,698,780		1,703,837		237,316		135,137		—		5,775,070
Service concession arrangements		—		—		3,228,480		—		—		3,228,480
Commercial loans		46,056,475		5,334,618		66,555,715		4,080,996		—		122,027,804
Consumer loans		1,155,463		19,598,761		16,209,829		39,925,092		—		76,889,145
Mortgages loans		51,719		564,377		17,623,160		10,881,060		—		29,120,316
Microcredit loans		1,508		187,218		1,717		127,296		—		317,739
Interbank and overnight funds		1,535,822		1,682,611		—		—		—		3,218,433
Trade receivable		163		—		272,552		183,307		15,725,505		16,181,527
Total Assets	Ps.	56,141,916	Ps.	38,420,045	Ps.	106,550,882	Ps.	87,438,477	Ps.	47,085,176	Ps.	335,636,496

	Under one year					Over one year			Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	741,009	Ps.	33,283,682	Ps.	—	Ps.	—	Ps.	25,201,158	Ps.	59,225,849
Time deposits		8,304,838		50,693,337		5,342,572		21,189,497		—		85,530,244
Saving deposits		9,696,432		79,400,696		—		—		—		89,097,128
Other deposits		9,728		92,609		—		—		514,864		617,201
Interbank and overnight funds		1,992,364		8,613,693		—		66,358		—		10,672,415
Leases contracts		7,974		463,366		274,678		2,136,139		—		2,882,157
Borrowing from banks and other		10,007,688		7,868,540		2,982,781		3,383,544		—		24,242,553
Long-term debt		837,673		6,501,344		8,401,450		16,517,465		—		32,257,932
Borrowing from development entities		433,553		78,807		1,791,860		923,049		—		3,227,269
Total Liabilities	Ps.	32,031,259	Ps.	186,996,074	Ps.	18,793,341	Ps.	44,216,052	Ps.	25,716,022	Ps.	307,752,748

December 31, 2020

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	4,329,679	Ps.	774,312	Ps.	—	Ps.	—	Ps.	28,921,544	Ps.	34,025,535
Trading investments in debt securities		155,967		1,216,804		510,017		2,898,205		—		4,780,993
Investments in debt securities mandatorily at FVTPL		—		—		—		7,385		—		7,385
Investments in debt securities at FVOCI		485,303		6,082,615		1,402,110		20,996,328		—		28,966,356
Investments in debt securities at amortized cost		4,628,090		654,021		122,739		175,278		—		5,580,128
Service concession arrangements		—		—		2,958,385		—		—		2,958,385
Commercial loans		41,440,988		4,248,149		62,230,307		3,067,494		—		110,986,938
Consumer loans		1,033,249		16,027,878		13,521,144		35,253,186		—		65,835,457
Mortgages loans		48,351		500,574		14,592,224		9,417,622		—		24,558,771
Microcredit loans		2,009		196,877		2,968		170,467		—		372,321
Interbank and overnight funds		2,580,209		2,113,469		—		—		—		4,693,678
Trade receivable		2,557		—		266,552		162,844		11,949,056		12,381,009
Total Assets	Ps.	54,706,402	Ps.	31,814,699	Ps.	95,606,446	Ps.	72,148,809	Ps.	40,870,600	Ps.	295,146,956

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	9,353,906	Ps.	20,890,014	Ps.	—	Ps.	—	Ps.	20,954,364	Ps.	51,198,284
Time deposits		4,811,779		52,155,859		6,705,712		19,885,838		—		83,559,188
Saving deposits		23,982,154		52,569,311		—		—	.	—		76,551,465
Other deposits		—		—		—		—		532,660		532,660
Interbank and overnight funds		57,455		7,122,189		—		—		—		7,179,644
Leases contracts		2,757		273,280		124,306		2,625,390		—		3,025,733
Borrowing from banks and other		2,620,479		5,456,796		2,617,529		5,933,980		—		16,628,784
Long-term debt		284,227		1,540,152		6,746,212		19,190,206		—		27,760,797
Borrowing from development entities		747,892		7,509		3,244,241		30,166		—		4,029,808
Total Liabilities	Ps.	41,860,649	Ps.	140,015,110	Ps.	19,438,000	Ps.	47,665,580	Ps.	21,487,024	Ps.	270,466,363

Disclosure of detailed information about the breakdown by time bands of the Liquid Assets and the Liquidity Risk Indicator [Text Block]

December 31, 2021

	Liquid assets
	available at the end			From 31 to 90
Bank	of the year (1)	From 1 to 7 days (2)	From 1 to 30 days (2)	days (2)
Banco de Bogota	12,019,528	10,233,924	2,928,010	(12,974,116)
Banco Occidente	6,598,351	5,923,470	2,935,981	(4,254,187)
Banco Popular	4,752,893	3,847,320	1,670,839	(4,180,180)
Banco AV Villas	2,850,272	2,506,591	1,138,719	(2,391,818)
Corficolombiana	1,498,050	818,874	612,503	155,747

December 31, 2020

	Liquid assets
	available at the end			From 31 to 90
Bank	of the year (1)	From 1 to 7 days (2)	From 1 to 30 days (2)	days (2)
Banco de Bogota	13,288,366	12,028,201	4,061,462	(15,436,650)
Banco Occidente	5,721,647	5,059,970	2,493,311	(3,876,649)
Banco Popular	4,257,296	3,838,863	1,771,506	(3,288,224)
Banco AV Villas	3,856,825	3,490,247	2,118,081	(1,631,993)
Corficolombiana	1,475,013	1,041,529	846,155	265,176
(1)	Liquid assets are the sum of assets that are easily convertible into cash. Fixed income investments at amortized cost and financial investments pledged as collateral or subject to any other type of encumbrance, preventive measure or of any nature, that prevent their free assignment or transfer, as well as those that have been transferred under repurchase agreements, simultaneous or temporary transfer of securities are excluded. The value of the liquid assets mentioned above is calculated at the market price of the fair value on the date of the evaluation.
(2)	This amount is the remaining value of the liquid assets in the specified time period, or the IRL, that is calculated as the difference between liquid assets and liquid assets requirement, according to the IRL methodology, the liquidity requirement is the difference of contractual cash inflows and contractual and non-contractual cash outflows during a given period.

Disclosure of detailed information about the breakdown by contractual undiscounted cash flows of the financial assets and liabilities including projected contractual interest receivable and payable [Text Block]

December 31, 2021

	Less than		From one to six		From six to twelve		More than
Assets	one month		months		months		a year		Total
Cash and cash equivalents	Ps.	36,643,590	Ps.	—	Ps.	—	Ps.	—	Ps.	36,643,590
Trading investments in debt securities		1,011,503		370,930		492,410		3,282,434		5,157,277
Investments in debt securities at FVOCI		1,604,848		3,044,414		2,862,119		34,745,868		42,257,249
Investments in debt securities at amortized cost		1,081,415		1,823,390		2,371,911		633,147		5,909,863
Commercial loans		9,809,098		30,451,593		18,772,628		76,758,332		135,791,651
Consumer loans		8,375,893		15,808,085		7,887,969		67,044,374		99,116,321
Mortgages loans		454,701		1,292,203		1,460,754		47,489,267		50,696,925
Microcredit loans		55,623		90,193		88,626		171,360		405,802
Interbank and overnight funds		3,122,471		96,699		—		—		3,219,170
Trading derivatives		507,825		425,590		101,956		148,323		1,183,694
Hedging derivatives		5,543		10,370		374		27,960		44,247
Trade receivable		3,271,964		13,153		—		16,124,995		19,410,112
Other assets		444,119		24,950		—		327,809		796,878
Total Assets	Ps.	66,388,593	Ps.	53,451,570	Ps.	34,038,747	Ps.	246,753,869	Ps.	400,632,779

	Less than		From one to six		From six to twelve		More than
Liabilities	one month		months		months		a year		Total
Checking accounts	Ps.	59,225,849	Ps.	—	Ps.	—	Ps.	—	Ps.	59,225,849
Time Deposits		7,779,290		35,442,629		19,562,990		27,843,989		90,628,898
Saving deposits		89,097,129		—		—		—		89,097,129
Other deposits		513,538		102,703		—		960		617,201
Interbank and overnight funds		8,969,747		1,171,437		504,694		65,939		10,711,817
Leases contracts		57,865		283,853		217,949		2,429,190		2,988,857
Borrowing from banks and other		2,889,421		10,765,842		5,362,568		5,435,913		24,453,744
Long-term debt		200,635		3,817,290		6,333,080		28,286,920		38,637,925
Borrowing from development entities		82,034		1,026,949		294,017		2,409,550		3,812,550
Trading derivatives		434,100		277,799		109,758		168,757		990,414
Hedging derivatives		33,156		4		—		22,653		55,813
Other liabilities		5,538,451		358,081		—		1,856,437		7,752,969
Total Liabilities	Ps.	174,821,215	Ps.	53,246,587	Ps.	32,385,056	Ps.	68,520,308	Ps.	328,973,166

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	3,775,771	Ps.	398,955	Ps.	420,525	Ps.	210,600	Ps.	4,805,851
Standby letters of credit		1,203,078		163,087		279		—		1,366,444
Overdraft facility		2,064,096		—		—		—		2,064,096
Standby credit card facility		28,906,520		986,366		100,320		401,281		30,394,487
Undrawn approved loans		3,332,443		134,755		—		—		3,467,198
Others		—		—		—		759,226		759,226
Total Commitments Loans	Ps.	39,281,908	Ps.	1,683,163	Ps.	521,124	Ps.	1,371,107	Ps.	42,857,302

December 31, 2020

	Less than one		From one to		From six to		More than a
Assets	month		six months		twelve months		year		Total
Cash and cash equivalents	Ps.	34,026,753	Ps.	—	Ps.	—	Ps.	—	Ps.	34,026,753
Trading investments in debt securities		1,265,889		260,383		344,326		3,014,493		4,885,091
Investments in debt securities at FVOCI		736,508		3,055,021		3,101,278		26,052,069		32,944,876
Investments in debt securities at amortized cost		915,856		2,409,027		2,043,473		406,820		5,775,176
Commercial loans		9,379,468		26,383,248		15,939,046		70,385,496		122,087,258
Consumer loans		7,429,129		11,888,567		7,258,707		58,423,353		84,999,756
Mortgages loans		374,972		1,076,649		1,208,561		38,053,720		40,713,902
Microcredit loans		46,056		105,314		107,837		238,739		497,946
Interbank and overnight funds		4,506,807		187,157		—		—		4,693,964
Trading derivatives		628,282		347,114		103,115		79,826		1,158,337
Hedging derivatives		117,543		5,152		630		32,895		156,220
Trade receivable		2,727,684		11,139		104		12,608,086		15,347,013
Other assets		309,348		5		—		199,124		508,477
Total Assets	Ps.	62,464,295	Ps.	45,728,776	Ps.	30,107,077	Ps.	209,494,621	Ps.	347,794,769

	Less than one		From one to		From six to		More than a
Liabilities	month		six months		twelve months		year		Total
Checking accounts	Ps.	51,198,289	Ps.	—	Ps.	—	Ps.	—	Ps.	51,198,289
Time Deposits		8,925,182		31,192,770		18,811,378		29,021,634		87,950,964
Saving deposits		76,549,976		—		—		—		76,549,976
Other deposits		527,048		—		—		5,667		532,715
Interbank and overnight funds		5,106,274		2,066,582		3,894		—		7,176,750
Leases contracts		26,558		122,739		129,311		2,751,006		3,029,614
Borrowing from banks and other		1,445,835		5,054,121		2,368,809		8,701,112		17,569,877
Long-term debt		417,119		809,098		1,118,483		30,816,558		33,161,258
Borrowing from development entities		52,095		305,186		448,503		3,894,139		4,699,923
Trading derivatives		784,201		428,227		118,340		109,268		1,440,036
Hedging derivatives		24,653		22,428		254		9,291		56,626
Other liabilities		5,070,859		256,287		55,711		1,310,468		6,693,325
Total Liabilities	Ps.	150,128,089	Ps.	40,257,438	Ps.	23,054,683	Ps.	76,619,143	Ps.	290,059,353

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	3,370,344	Ps.	480,872	Ps.	150,640	Ps.	183,404	Ps.	4,185,260
Standby letters of credit		1,431,833		56,145		527		—		1,488,505
Overdraft facility		923,257		—		—		—		923,257
Standby credit card facility		23,319,980		128,819		96,615		386,458		23,931,872
Undrawn approved loans		2,032,277		174,647		—		—		2,206,924
Others		232,331		—		—		—		232,331
Total Commitments Loans	Ps.	31,310,022	Ps.	840,483	Ps.	247,782	Ps.	569,862	Ps.	32,968,149

Disclosure Of Detailed Information About Calculation Of Minimum Regulatory Capital [Table Text Block]

	December 31, 2021
	Banco de	Banco de	Banco	Banco AV
	Bogotá	Occidente	Popular	Villas	Corficolombiana
Common Equity Tier One Capital	16,798,256	3,976,479	2,679,376	1,328,179	10,297,725
Additional Tier One Capital	2,070,203	—	—	176	181
Tier One Capital	18,868,459	3,976,479	2,679,376	1,328,355	10,297,906
Tier Two Capital	3,438,652	464,650	196,830	67,754	—
Deductions	(28,010)	—	—	—	(49,152)
Technical Capital	22,279,101	4,441,129	2,876,206	1,396,109	10,248,754
Risk-weighted assets by level of credit	142,407,577	30,661,940	17,137,233	8,781,323	15,660,907
Market risk	11,266,069	3,640,125	1,925,118	1,408,877	2,352,045
Operational risk	10,857,424	1,670,957	800,880	614,340	2,112,103
Total risk-weighted assets	164,531,070	35,973,022	19,863,231	10,804,540	20,125,055
Basic solvency ratio (minimum 4.5%)	10.21%	11.05%	13.49%	12.29%	51.17%
Additional basic solvency ratio (minimum 6%)	11.47%	11.05%	13.49%	12.29%	51.17%
Capital Adequacy Ratio (minimum 9%)	13.54%	12.35%	14.48%	12.92%	50.93%
Combined buffer	5.71%	6.55%	8.99%	7.79%	46.67%
Leverage value	233,045,670	54,343,878	29,656,493	17,469,029	22,161,189
Leverage ratio (minimum 3%)	8.10%	7.32%	9.03%	7.60%	46.47%

Starting on 18, December, 2021, given ATH is no longer considered as a financial entity by the Superintendency of Finance, Banco AV Villas' capital adequacy is in accordance with its separate financial statements under Colombian IFRS.

	December 31, 2020
	Banco de	Banco de	Banco	Banco AV
	Bogotá	Occidente	Popular	Villas	Corficolombiana
Regulatory Capital	19,752,122	3,891,274	2,475,933	1,509,106	5,319,415
Basic ordinary equity	12,828,890	3,176,896	2,056,501	1,348,671	4,741,904
Basic additional equity	6,923,232	714,378	419,432	160,435	577,510
Market risk	14,090,858	2,143,050	1,130,815	1,223,164	1,983,088
Credit risk	149,689,953	34,570,240	22,510,106	11,361,903	13,065,397
Total assets weighted by risk	163,780,811	36,713,290	23,640,921	12,585,067	15,048,485
Total solvency risk index.	12.06%	10.60%	10.47%	11.99%	35.35%
Basic solvency risk index.	7.83%	8.65%	8.70%	10.72%	31.51%

Disclosure Of Detailed Information About capital Requirements Pensions Fund Administrators [Table Text Block]

December 31, 2021

Porvenir
Basic equity net of deductions	2,091,223
Additional equity	(2,063)
Stabilizations reserves	1,612,832
Regulatory Capital	476,328
Market risk exposure	263,338
Operational risk exposure	1,510,032
Assets weighted by risk	1,096,715

Solvency ratio	16.60%

December 31, 2020

Regulatory Capital	Porvenir
Basic equity net of deductions	2,034,006
Additional equity	14,270
Stabilizations reserves	1,346,821
Regulatory Capital	701,455
Market risk exposure	154,412
Operational risk exposure	1,401,704
Assets weighted by risk	953,504

Solvency ratio	27.95%

Colombia
Disclosure of detailed information about financial instruments [line items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

The economic scenarios used as of December 31, 2021, and 2020 (one-year projections) include the following expected scenarios of key indicators (among others) for Colombia.

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	3.39%	4.19%	5.63%	2.26%	2.69%	3.08%
Interest rate	4.50%	5.25%	6.50%	1.75%	2.25%	2.75%
GDP Growth	3.63%	4.57%	6.19%	3.89%	4.86%	5.85%
Used home prices	(2.20%)	1.18%	4.06%	(2.10%)	0.96%	3.27%
Unemployment rate	12.81%	11.38%	9.74%	16.31%	14.43%	12.90%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	23%	57%	20%	23%	55%	22%

Guatemala
Disclosure of detailed information about financial instruments [line items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

The economic scenarios used as of December 31, 2021, and 2020 (one-year projections) include the following expected scenarios of key indicators (among others) for Guatemala.

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	4.46%	3.95%	3.74%	5.31%	3.28%	2.52%
Nominal interest rate variation	0.09%	(0.12%)	(0.30%)	0.04%	(0.27%)	(0.50%)
GDP Growth	3.83%	4.53%	6.49%	1.67%	4.20%	5.84%
Exchange rate	0.29%	(0.25%)	(1.64%)	1.16%	(0.25%)	(1.79%)

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	10%	55%	35%	10%	65%	25%

Honduras
Disclosure of detailed information about financial instruments [line items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

The economic scenarios used as of December 31, 2021, and 2020 (one-year projections) include the following expected scenarios of key indicators (among others) for Honduras.

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	4.59%	4.38%	3.32%	3.34%	3.57%	2.54%
Nominal interest rate variation	0.61%	0.07%	(1.15%)	0.20%	(0.21%)	(0.50%)
GDP Growth	2.81%	4.53%	4.92%	2.03%	3.94%	4.71%
Exchange rate	0.91%	0.15%	(2.47%)	1.91%	0.92%	(0.55%)

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	60%	25%	15%	65%	20%

El Salvador
Disclosure of detailed information about financial instruments [line items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

The economic scenarios used as of December 31, 2021, and 2020 (one-year projections) include the following expected scenarios of key indicators (among others) for El Salvador. It is important to mention that it is a dollarized economy, so devaluation does not apply to it.

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	1.13%	2.18%	3.34%	1.22%	0.23%	(0.23%)
Nominal interest rate variation	(0.03%)	0.69%	1.45%	1.10%	0.40%	(0.08%)
GDP Growth	4.43%	3.42%	1.53%	1.96%	3.60%	4.69%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	30%	60%	10%	20%	65%	15%

Nicaragua
Disclosure of detailed information about financial instruments [line items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

The economic scenarios used as of December 31, 2021, and 2020 (one-year projections) include the following expected scenarios of key indicators (among others) for Nicaragua. It is important to mention that it is a dollarized economy, so devaluation does not apply to it.

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	5.68%	4.14%	2.30%	3.67%	2.78%	2.49%
Nominal interest rate variation	3.73%	0.75%	(0.98%)	1.05%	0.11%	(1.38%)
GDP Growth	0.28%	3.31%	4.54%	(2.28%)	0.14%	2.12%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	25%	55%	20%	20%	65%	15%

Costa Rica
Disclosure of detailed information about financial instruments [line items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

The economic scenarios used as of December 31, 2021, and 2020 (one-year projections) include the following expected scenarios of key indicators (among others) for Costa Rica.

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	4.13%	3.33%	1.53%	2.22%	0.98%	0.75%
Nominal interest rate variation	1.59%	0.03%	(1.11%)	2.28%	1.82%	(0.01%)
GDP Growth	2.86%	3.32%	4.86%	0.93%	2.98%	4.27%
Exchange rate	6.84%	1.39%	0.00%	5.22%	3.67%	2.19%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	65%	20%	35%	60%	5%

Panama
Disclosure of detailed information about financial instruments [line items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

The economic scenarios used as of December 31, 2021, and 2020 (one-year projections) include the following expected scenarios of key indicators (among others) for Panamá. It is important to mention that it is a dollarized economy, so devaluation does not apply to it.

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	3.78%	2.86%	2.17%	1.89%	0.23%	(0.29%)
Nominal interest rate variation	0.89%	0.84%	0.37%	0.21%	0.02%	(0.13%)
GDP Growth	3.35%	5.12%	8.03%	2.37%	4.04%	6.34%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	60%	25%	30%	60%	10%

Banco de Bogota S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2021
	Minimum	Average	Maximum	Period end
Interest rate	834,269	881,819	953,656	834,269
Exchange rate	16,782	75,904	122,718	70,029
Shares	2,714	8,623	15,898	2,820
Mutual funds	103,577	243,525	390,295	106,827

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	562,477	678,937	784,070	784,070
Exchange rate	54,921	227,179	425,137	54,921
Shares	1,269	1,683	1,946	1,778
Mutual funds	64,884	71,340	102,117	102,117

Banco de Occidente S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2021
	Minimum	Average	Maximum	Period end
Interest rate	165,412	252,604	298,420	255,312
Exchange rate	305	1,462	2,948	2,749
Shares	—	—	—	—
Mutual funds	53,521	65,460	76,636	69,551

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	112,623	148,239	170,819	170,819
Exchange rate	762	4,529	21,198	968
Shares	—	—	—	—
Mutual funds	7,756	41,097	52,216	52,155

Banco Popular S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2021
	Minimum	Average	Maximum	Period end
Interest rate	73,313	121,143	153,794	151,504
Exchange rate	4,459	5,261	6,067	5,649
Shares	143	169	183	144
Mutual funds	15,379	15,623	15,964	15,964

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	81,513	98,609	117,115	81,513
Exchange rate	2,648	4,693	5,280	4,562
Shares	176	247	348	180
Mutual funds	14,577	15,025	15,518	15,518

Banco Comercial AV Villas S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2021
	Minimum	Average	Maximum	Period end
Interest rate	122,480	139,437	154,513	125,004
Exchange rate	2	38	75	41
Shares	—	—	—	—
Mutual funds	309	1,248	1,942	1,754

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	24,002	71,458	108,019	106,016
Exchange rate	1	39	174	52
Shares	—	—	—	—
Mutual funds	81	1,468	4,017	4,017

Corficolombiana S.A
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2021
	Minimum	Average	Maximum	Period end
Interest rate	128,648	183,241	216,352	195,119
Exchange rate	1,443	4,848	12,098	1,876
Shares	12,852	13,586	14,041	13,267
Mutual funds	1,333	2,607	5,523	1,423

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	124,737	151,817	174,718	157,021
Exchange rate	441	3,265	6,449	5,463
Shares	10,807	12,339	13,507	13,507
Mutual funds	2,097	2,667	3,241	2,487

Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2021
	Minimum	Average	Maximum	Period end
Interest rate	13,284	26,863	44,976	44,976
Exchange rate	192	350	491	272
Shares	996	1,741	2,673	2,673
Mutual funds	1,141	1,930	3,531	1,924

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	15,597	24,404	48,969	17,707
Exchange rate	310	461	840	448
Shares	817	2,664	7,029	2,439
Mutual funds	823	3,971	8,905	1,532

Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2021		December 31, 2020
Investment grade
Sovereign (*)	Ps.	2,809,142	Ps.	2,904,210
Other public entities (**)		11,219		187,295
Corporate		114		46,168
Financial entities		544,748		1,301,917
Total investment grade	Ps.	3,365,223	Ps.	4,439,590
Speculative grade
Sovereign (*)	Ps.	162,673	Ps.	129,081
Other public entities (**)		238,291		—
Corporate		41,385		9,359
Financial entities		931,728		200,901
Multilaterals		1,923		2,007
Total Speculative grade	Ps.	1,376,000	Ps.	341,348
Without grade or not available
Corporate	Ps.	64	Ps.	55
Total without grade or not available	Ps.	64	Ps.	55
	Ps.	4,741,287	Ps.	4,780,993

(*)    A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities, including public administrations in general including regional and local governments.

Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

	December 31,		December 31,
	2021		2020
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	2,746,240	Ps.	2,778,391
Securities issued or secured by other Colombian Government entities		249,510		187,295
Securities issued or secured by other financial entities		1,208,661		1,339,848
Securities issued or secured by non-financial sector entities		9,388		24,975
Others		34,034		32,559
	Ps.	4,247,833	Ps.	4,363,068

In foreign currency
Securities issued or secured by Colombian Government	Ps.	11,712	Ps.	53,588
Securities issued or secured by foreign Governments		213,863		201,312
Securities issued or secured by other financial entities		267,815		162,970
Others		64		55
	Ps.	493,454	Ps.	417,925
Total trading debt securities	Ps.	4,741,287	Ps.	4,780,993

Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

	December 31,		December 31,
	2021		2020
In Colombian Pesos
Others	Ps.	—	Ps.	7,385
Total debt securities mandatorily at FVTPL	Ps.	—	Ps.	7,385

Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

		December 31,		December 31,
In Colombian Pesos	2021		2020
Securities issued or secured by Colombian Government	Ps.	1,569,076	Ps.	1,674,180
Securities issued or secured by other Colombian Government entities		3,696,298		3,378,438
Others		39,973		—
	Ps.	5,305,347	Ps.	5,052,618
In foreign currency
Securities issued or secured by foreign Governments	Ps.	27,866	Ps.	34,747
Securities issued or secured by other financial entities		148,087		288,138
Securities issued or secured by non-financial sector entities		266,411		165,663
Others		27,359		38,962
	Ps.	469,723	Ps.	527,510
Total investments in debt securities at amortized cost	Ps.	5,775,070	Ps.	5,580,128

Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2021
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	17,412,750	Ps.	—	Ps.	—	Ps.	17,412,750
Other public entities (**)		132,804		—		—		132,804
Central banks		251,370		—		—		251,370
Corporate		382,041		—		—		382,041
Financial entities		2,076,597		—		—		2,076,597
Multilaterals		437,262		—		—		437,262
Total investment grade	Ps.	20,692,824	Ps.	—	Ps.	—	Ps.	20,692,824
Speculative grade
Sovereign (*)	Ps.	11,391,676	Ps.	—	Ps.	—	Ps.	11,391,676
Other public entities (**)		690,109		—		—		690,109
Central banks		1,606,349		—		—		1,606,349
Corporate		545,247		—		—		545,247
Financial entities		2,124,321		—		—		2,124,321
Multilaterals		25,085		—		—		25,085
Total speculative grade	Ps.	16,382,787	Ps.	—	Ps.	—	Ps.	16,382,787
Without Grade or Not available
Corporate	Ps.	414,249	Ps.	—	Ps.	—	Ps.	414,249
Financial Entities		4,006		—		—		4,006
Total Without Grade or Not available	Ps.	418,255	Ps.	—	Ps.	—	Ps.	418,255
	Ps.	37,493,866	Ps.	—	Ps.	—	Ps.	37,493,866

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2020
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	16,266,158	Ps.	—	Ps.	—	Ps.	16,266,158
Other public entities (**)		461,072		—		—		461,072
Central banks		196,524						196,524
Corporate		529,443		—		—		529,443
Financial entities		1,618,569		—		—		1,618,569
Multilaterals		192,699		—		—		192,699
Total investment grade	Ps.	19,264,465	Ps.	—	Ps.	—	Ps.	19,264,465
Speculative grade
Sovereign (*)	Ps.	6,227,407	Ps.	16,956	Ps.	—	Ps.	6,244,363
Central banks		1,666,050		348		—		1,666,398
Corporate		478,079		—		—		478,079
Financial entities		1,293,864		—				1,293,864
Multilaterals		19,187		—		—		19,187
Total speculative grade	Ps.	9,684,587	Ps.	17,304	Ps.	—	Ps.	9,701,891
	Ps.	28,949,052	Ps.	17,304	Ps.	—	Ps.	28,966,356

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

Loan commitments and financial guarantee contracts [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	40,715	Ps.	14,358	Ps.	4,355	Ps.	59,428
Transfers:
Transfer from stage 1 to stage 2		(529)		529		—		—
Transfer from stage 1 to stage 3		(172)		—		172		—
Transfer from stage 2 to stage 3		—		(173)		173		—
Transfer from stage 2 to stage 1		8,116		(8,116)		—		—
Transfer from stage 3 to stage 1		3,582		—		(3,582)		—
Net remeasurement of loss allowance		(29,069)		(4,528)		(238)		(33,835)
New loan commitments and financial guarantees issued		22,613		875		627		24,115
FX and other movements		253		—		1		254
Loss allowance as of December 31, 2019	Ps.	45,509	Ps.	2,945	Ps.	1,508	Ps.	49,962
Transfers:
Transfer from stage 1 to stage 2		(1,879)		1,879		—		—
Transfer from stage 1 to stage 3		(417)		—		417		—
Transfer from stage 2 to stage 3		—		(178)		178		—
Transfer from stage 2 to stage 1		1,784		(1,784)		—		—
Transfer from stage 3 to stage 1		1		—		(1)		—
Net remeasurement of loss allowance		(1,230)		3,025		(587)		1,208
New loan commitments and financial guarantees issued		12,582		2,737		(8)		15,311
FX and other movements		876		—		36		912
Loss allowance as of December 31, 2020	Ps.	57,226	Ps.	8,679	Ps.	1,488	Ps.	67,393
Transfers:
Transfer from stage 1 to stage 2		(1,260)		1,260		—		—
Transfer from stage 1 to stage 3		(132)		—		132		—
Transfer from stage 2 to stage 3		—		(169)		169		—
Transfer from stage 3 to stage 2		—		36		(36)		—
Transfer from stage 2 to stage 1		4,585		(4,585)		—		—
Transfer from stage 3 to stage 1		84		—		(84)		—
Net remeasurement of loss allowance		(27,833)		822		(617)		(27,628)
New loan commitments and financial guarantees issued		13,222		4,025		4,924		22,171
FX and other movements		24		29		52		105
Loss allowance as of December 31, 2021	Ps.	45,916	Ps.	10,097	Ps.	6,028	Ps.	62,041

Loan portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	1,824,874	Ps.	1,197,046	Ps.	5,174,267	Ps.	8,196,187
Transfers:
Transfer from stage 1 to stage 2		(231,472)		231,472		—		—
Transfer from stage 1 to stage 3		(132,800)		—		132,800		—
Transfer from stage 2 to stage 3		—		(567,849)		567,849		—
Transfer from stage 3 to stage 2		—		104,502		(104,502)		—
Transfer from stage 2 to stage 1		323,445		(323,445)		—		—
Transfer from stage 3 to stage 1		114,968		—		(114,968)		—
Net remeasurement of loss allowance (4)		(352,578)		632,102		3,696,083		3,975,607
New financial assets originated or purchased		659,037		119,690		203,482		982,209
Financial assets that have been derecognized		(366,590)		(241,128)		(177,357)		(785,075)
Unwind of discount (1)		280		2,155		502,002		504,437
FX and other movements		52,724		49,148		(72,493)		29,379
Write-offs		(38,750)		(44,961)		(4,633,236)		(4,716,947)
Loss allowance as of December 31, 2019	Ps.	1,853,138	Ps.	1,158,732	Ps.	5,173,927	Ps.	8,185,797
Transfers:
Transfer from stage 1 to stage 2		(747,230)		747,230		—		—
Transfer from stage 1 to stage 3		(86,240)		—		86,240		—
Transfer from stage 2 to stage 3		—		(1,121,369)		1,121,369		—
Transfer from stage 3 to stage 2		—		282,952		(282,952)		—
Transfer from stage 2 to stage 1		760,572		(760,572)		—		—
Transfer from stage 3 to stage 1		101,001		—		(101,001)		—
Net remeasurement of loss allowance (3)		163,470		2,134,128		3,330,703		5,628,301
New financial assets originated or purchased		997,855		1,338,601		597,193		2,933,649
Financial assets that have been derecognized		(1,332,641)		(658,999)		(333,365)		(2,325,005)
Unwind of discount (1)		—		—		488,862		488,862
FX and other movements		56,520		(69,694)		3,723		(9,451)
Write-offs		(6,369)		(11,953)		(3,978,660)		(3,996,982)
Loss allowance as of December 31, 2020	Ps.	1,760,076	Ps.	3,039,056	Ps.	6,106,039	Ps.	10,905,171
Transfers:
Transfer from stage 1 to stage 2		(375,884)		375,884		—		—
Transfer from stage 1 to stage 3		(62,711)		—		62,711		—
Transfer from stage 2 to stage 3		—		(1,573,080)		1,573,080		—
Transfer from stage 3 to stage 2		—		493,121		(493,121)		—
Transfer from stage 2 to stage 1		722,124		(722,124)		—		—
Transfer from stage 3 to stage 1		119,424		—		(119,424)		—
Net remeasurement of loss allowance (2)		(512,733)		895,936		3,457,483		3,840,686
New financial assets originated or purchased		1,536,668		1,139,491		1,196,713		3,872,872
Financial assets that have been derecognized		(1,342,958)		(952,975)		(946,763)		(3,242,696)
Unwind of discount (1)		—		—		440,452		440,452
FX and other movements		52,304		206,490		135,859		394,653
Write-offs		(71,864)		(198,682)		(4,664,980)		(4,935,526)
Loss allowance as of December 31, 2021	Ps.	1,824,446	Ps.	2,703,117	Ps.	6,748,049	Ps.	11,275,612
(1)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(73,359)	Ps.	588,507	Ps.	139,586	Ps.	654,734

(3)       This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(203,257)	Ps.	951,565	Ps.	94,477	Ps.	842,785

(4)       This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	71,209	Ps.	23,388	Ps.	53,684	Ps.	148,281

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2019	Ps.	158,886,792	Ps.	7,721,137	Ps.	10,273,912	Ps.	176,881,841
Transfers:
Transfer from stage 1 to stage 2		(11,790,121)		11,790,121		—		—
Transfer from stage 1 to stage 3		(1,632,972)		—		1,632,972		—
Transfer from stage 2 to stage 3		—		(4,150,773)		4,150,773		—
Transfer from stage 2 to stage 1		6,281,477		(6,281,477)		—		—
Transfer from stage 3 to stage 2		—		743,373		(743,373)		—
Transfer from stage 3 to stage 1		582,523		—		(582,523)		—
New financial assets originated or purchased		122,422,192		1,039,653		3,104,714		126,566,559
Financial assets that have been paid		(111,126,183)		(2,838,645)		(3,549,580)		(117,514,408)
Net remeasurement of amortized cost and other receivables		7,920		(534)		9,783		17,169
Write-offs		(38,750)		(44,961)		(4,633,236)		(4,716,947)
FX and other movements		613,810		78,913		201,177		893,900
Total portfolio as of December 31, 2019	Ps.	164,206,688	Ps.	8,056,807	Ps.	9,864,619	Ps.	182,128,114
Transfers:
Transfer from stage 1 to stage 2		(23,112,703)		23,112,703		—		—
Transfer from stage 1 to stage 3		(1,574,736)		—		1,574,736		—
Transfer from stage 2 to stage 3		—		(4,284,347)		4,284,347		—
Transfer from stage 2 to stage 1		5,844,035		(5,844,035)		—		—
Transfer from stage 3 to stage 2		—		686,395		(686,395)		—
Transfer from stage 3 to stage 1		296,597		—		(296,597)		—
New financial assets originated or purchased		118,071,909		8,580,252		5,293,832		131,945,993
Financial assets that have been paid		(110,680,835)		(4,172,476)		(4,327,100)		(119,180,411)
Net remeasurement of amortized cost and other receivables		63,866		27,377		27,407		118,650
Write-offs		(6,369)		(11,953)		(3,978,660)		(3,996,982)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
On business combination(1)		12,198,534		390,932		519,752		13,109,218
FX and other movements		2,182,662		46,544		93,377		2,322,583
Total portfolio as of December 31, 2020	Ps.	167,489,648	Ps.	26,588,199	Ps.	12,369,318	Ps.	206,447,165
Transfers:
Transfer from stage 1 to stage 2		(17,334,957)		17,334,957		—		—
Transfer from stage 1 to stage 3		(1,543,825)		—		1,543,825		—
Transfer from stage 2 to stage 3		—		(7,053,993)		7,053,993		—
Transfer from stage 2 to stage 1		10,061,944		(10,061,944)		—		—
Transfer from stage 3 to stage 2		—		1,610,080		(1,610,080)		—
Transfer from stage 3 to stage 1		530,336		—		(530,336)		—
New financial assets originated or purchased		155,677,465		5,277,942		2,038,453		162,993,860
Financial assets that have been paid		(133,804,657)		(8,410,092)		(4,993,051)		(147,207,800)
Net remeasurement of amortized cost and other receivables		(2,239,801)		2,113		2,269,894		32,206
Write-offs		(71,864)		(198,682)		(4,664,980)		(4,935,526)
FX and other movements		12,054,832		1,809,993		378,707		14,243,532
Total portfolio as of December 31, 2021	Ps.	190,819,121	Ps.	26,898,573	Ps.	13,855,743	Ps.	231,573,437

(1)See note 35 Business combination

Commercial lending portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	751,966	Ps.	211,926	Ps.	3,393,120	Ps.	4,357,012
Transfers:
Transfer from stage 1 to stage 2		(39,555)		39,555		—		—
Transfer from stage 1 to stage 3		(32,545)		—		32,545		—
Transfer from stage 2 to stage 3		—		(95,381)		95,381		—
Transfer from stage 3 to stage 2		—		20,636		(20,636)		—
Transfer from stage 2 to stage 1		43,460		(43,460)		—		—
Transfer from stage 3 to stage 1		21,431		—		(21,431)		—
Net remeasurement of loss allowance (4)		(178,010)		85,522		1,360,537		1,268,049
New financial assets originated or purchased		332,007		25,185		134,973		492,165
Financial assets that have been derecognized		(220,837)		(40,743)		(157,064)		(418,644)
Unwind of discount (1)		280		2,136		394,476		396,892
FX and other movements		16,214		8,664		(27,709)		(2,831)
Write-offs		(2,374)		(937)		(1,900,944)		(1,904,255)
Loss allowance as of December 31, 2019	Ps.	692,037	Ps.	213,103	Ps.	3,283,248	Ps.	4,188,388
Transfers:
Transfer from stage 1 to stage 2		(106,236)		106,236		—		—
Transfer from stage 1 to stage 3		(14,417)		—		14,417		—
Transfer from stage 2 to stage 3		—		(141,882)		141,882		—
Transfer from stage 3 to stage 2		—		40,930		(40,930)		—
Transfer from stage 2 to stage 1		125,920		(125,920)		—		—
Transfer from stage 3 to stage 1		21,407		—		(21,407)		—
Net remeasurement of loss allowance (3)		(53,544)		641,800		1,682,572		2,270,828
New financial assets originated or purchased		370,537		220,038		133,197		723,772
Financial assets that have been derecognized		(386,384)		(140,133)		(255,008)		(781,525)
Unwind of discount (1)		—		—		360,126		360,126
FX and other movements		9,196		(6,329)		(6,368)		(3,501)
Write-offs		(1,686)		(2,746)		(1,473,250)		(1,477,682)
Loss allowance as of December 31, 2020	Ps.	656,830	Ps.	805,097	Ps.	3,818,479	Ps.	5,280,406
Transfers:
Transfer from stage 1 to stage 2		(67,374)		67,374		—		—
Transfer from stage 1 to stage 3		(8,994)		—		8,994		—
Transfer from stage 2 to stage 3		—		(258,162)		258,162		—
Transfer from stage 3 to stage 2		—		66,035		(66,035)		—
Transfer from stage 2 to stage 1		112,967		(112,967)		—		—
Transfer from stage 3 to stage 1		39,360		—		(39,360)		—
Net remeasurement of loss allowance (2)		(253,424)		401,013		1,322,175		1,469,764
New financial assets originated or purchased		560,490		249,297		330,491		1,140,278
Financial assets that have been derecognized		(396,804)		(242,621)		(502,435)		(1,141,860)
Unwind of discount (1)		—		—		291,393		291,393
FX and other movements		17,031		36,669		45,117		98,817
Write-offs		(4,427)		(4,913)		(1,274,713)		(1,284,053)
Loss allowance as of December 31, 2021	Ps.	655,655	Ps.	1,006,822	Ps.	4,192,268	Ps.	5,854,745
(1)	The unwind of discount on Stage 3 financial assets is reported within “interest income” so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	26,567	Ps.	539,703	Ps.	85,264	Ps.	651,534

(3)        This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(68,131)	Ps.	349,266	Ps.	99,022	Ps.	380,157

(4)        This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	57,078	Ps.	12,301	Ps.	36,166	Ps.	105,545

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2019	Ps.	85,335,262	Ps.	1,931,245	Ps.	7,507,282	Ps.	94,773,789
Transfers:
Transfer from stage 1 to stage 2		(3,399,434)		3,399,434		—		—
Transfer from stage 1 to stage 3		(1,215,930)		—		1,215,930		—
Transfer from stage 2 to stage 3		—		(976,090)		976,090		—
Transfer from stage 2 to stage 1		1,094,712		(1,094,712)		—		—
Transfer from stage 3 to stage 2		—		165,806		(165,806)		—
Transfer from stage 3 to stage 1		251,317		—		(251,317)		—
New financial assets originated or purchased		71,920,832		568,237		1,500,142		73,989,211
Financial assets that have been paid		(65,044,533)		(1,244,422)		(2,224,011)		(68,512,966)
Net remeasurement of amortized cost and other receivables		7,603		(23)		4,696		12,276
Write-offs		(2,374)		(937)		(1,821,926)		(1,825,237)
FX and other movements		389,944		18,609		91,073		499,626
Total portfolio as of December 31, 2019	Ps.	89,337,399	Ps.	2,767,147	Ps.	6,832,153	Ps.	98,936,699
Transfers:
Transfer from stage 1 to stage 2		(6,731,542)		6,731,542		—		—
Transfer from stage 1 to stage 3		(916,057)		—		916,057		—
Transfer from stage 2 to stage 3		—		(1,498,250)		1,498,250		—
Transfer from stage 2 to stage 1		1,322,740		(1,322,740)		—		—
Transfer from stage 3 to stage 2		—		144,864		(144,864)		—
Transfer from stage 3 to stage 1		87,300		—		(87,300)		—
New financial assets originated or purchased		71,146,401		4,795,773		2,779,550		78,721,724
Financial assets that have been paid		(69,056,875)		(1,841,383)		(2,278,856)		(73,177,114)
Net remeasurement of amortized cost and other receivables		25,034		13,721		12,332		51,087
Write-offs		(1,686)		(2,746)		(1,473,250)		(1,477,682)
On business combination(1)		6,451,352		92,410		421,270		6,965,032
FX and other movements		962,070		(36,638)		41,760		967,192

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2020	Ps.	92,626,136	Ps.	9,843,700	Ps.	8,517,102	Ps.	110,986,938
Transfers:
Transfer from stage 1 to stage 2		(8,066,876)		8,066,876		—		—
Transfer from stage 1 to stage 3		(1,110,290)		—		1,110,290		—
Transfer from stage 2 to stage 3		—		(2,298,275)		2,298,275		—
Transfer from stage 2 to stage 1		3,656,278		(3,656,278)		—		—
Transfer from stage 3 to stage 2		—		558,021		(558,021)		—
Transfer from stage 3 to stage 1		252,465		—		(252,465)		—
New financial assets originated or purchased		85,350,477		2,945,805		910,240		89,206,522
Financial assets that have been paid		(78,035,899)		(4,095,600)		(2,794,731)		(84,926,230)
Net remeasurement of amortized cost and other receivables		(925,586)		(55,189)		1,228,575		247,800
Write-offs		(4,427)		(4,913)		(1,274,713)		(1,284,053)
FX and other movements		7,116,102		443,828		236,897		7,796,827
Total portfolio as of December 31, 2021	Ps.	100,858,380	Ps.	11,747,975	Ps.	9,421,449	Ps.	122,027,804

(1)See note 35 Business combination

Interbank and overnight funds [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	417	Ps.	9	Ps.	425	Ps.	851
Transfers:
Transfer from stage 3 to stage 1		7		—		(7)		—
Net remeasurement of loss allowance (3)		(7)		—		583		576
New financial assets originated or purchased		50		—		55		105
Financial assets that have been derecognized		(385)		(9)		(3)		(397)
Write-offs		(1)		—		(148)		(149)
Loss allowance balance as of December 31, 2019	Ps.	81	Ps.	—	Ps.	905	Ps.	986
Transfers:
Transfer from stage 2 to stage 1		3		(3)		—		—
Net remeasurement of loss allowance (2)		59		27		(905)		(819)
New financial assets originated or purchased		716		—		59		775
Financial assets that have been derecognized		(67)		(24)		—		(91)
Loss allowance balance as of December 31, 2020	Ps.	792	Ps.	—	Ps.	59	Ps.	851
Transfers:
Net remeasurement of loss allowance (1)		(2,142)		—		—		(2,142)
New financial assets originated or purchased		5,670		—		—		5,670
Financial assets that have been derecognized		(1,934)		—		(59)		(1,993)
Loss allowance as of December 31, 2021	Ps.	2,386	Ps.	—	Ps.	—	Ps.	2,386
(1)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	77	Ps.	—	Ps.	—	Ps.	77

(2) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,439	Ps.	—	Ps.	—	Ps.	1,439

(3) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	48	Ps.	—	Ps.	—	Ps.	48

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2019	Ps.	7,554,928	Ps.	728	Ps.	79,532	Ps.	7,635,188
Transfers:
New financial assets originated or purchased		1,033,597		(677,600)		—		355,997
Financial assets that have been paid		(5,911,804)		677,600		—		(5,234,204)
Net remeasurement of amortized cost and other receivables		(2,783)		(726)		610		(2,899)
Write-offs		(1)		—		(79,166)		(79,167)
FX and other movements		44,046		—		—		44,046
Total portfolio as of December 31, 2019	Ps.	2,717,983	Ps.	2	Ps.	976	Ps.	2,718,961
Transfers:
New financial assets originated or purchased		2,589,813		—		—		2,589,813
Financial assets that have been paid		(1,614,229)		(2)		(975)		(1,615,206)
Net remeasurement of amortized cost and other receivables		(1,056)		—		138		(918)
On business combination(1)		472,785		—		—		472,785
FX and other movements		528,243		—		—		528,243
Total portfolio as of December 31, 2020	Ps.	4,693,539	Ps.	—	Ps.	139	Ps.	4,693,678
Transfers:
New financial assets originated or purchased		2,431,734		—		—		2,431,734
Financial assets that have been paid		(4,355,396)		—		—		(4,355,396)
Net remeasurement of amortized cost and other receivables		16,531		—		(139)		16,392
FX and other movements		432,025		—		—		432,025
Total portfolio as of December 31, 2021	Ps.	3,218,433	Ps.	—	Ps.	—	Ps.	3,218,433

(1)See note 35 Business combination

Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	1,000,009	Ps.	891,884	Ps.	1,556,991	Ps.	3,448,884
Transfers:
Transfer from stage 1 to stage 2		(177,418)		177,418		—		—
Transfer from stage 1 to stage 3		(96,243)		—		96,243		—
Transfer from stage 2 to stage 3		—		(423,627)		423,627		—
Transfer from stage 3 to stage 2		—		73,266		(73,266)		—
Transfer from stage 2 to stage 1		248,656		(248,656)		—		—
Transfer from stage 3 to stage 1		86,614		—		(86,614)		—
Net remeasurement of loss allowance (4)		(142,986)		491,902		2,198,819		2,547,735
New financial assets originated or purchased		300,445		93,015		68,472		461,932
Financial assets that have been derecognized		(141,199)		(192,984)		(15,734)		(349,917)
Unwind of discount (1)		—		19		89,657		89,676
FX and other movements		35,705		34,982		(32,964)		37,723
Write-offs		(35,743)		(43,805)		(2,601,445)		(2,680,993)
Loss allowance as of December 31, 2019	Ps.	1,077,840	Ps.	853,414	Ps.	1,623,786	Ps.	3,555,040
Transfers:
Transfer from stage 1 to stage 2		(589,705)		589,705		—		—
Transfer from stage 1 to stage 3		(67,290)		—		67,290		—
Transfer from stage 2 to stage 3		—		(918,066)		918,066		—
Transfer from stage 3 to stage 2		—		218,402		(218,402)		—
Transfer from stage 2 to stage 1		580,707		(580,707)		—		—
Transfer from stage 3 to stage 1		54,682		—		(54,682)		—
Net remeasurement of loss allowance (3)		191,249		1,215,153		1,480,858		2,887,260
New financial assets originated or purchased		604,215		1,105,837		450,434		2,160,486
Financial assets that have been derecognized		(877,441)		(472,211)		(40,271)		(1,389,923)
Unwind of discount (1)		—		—		107,099		107,099
FX and other movements		42,967		(54,704)		12,913		1,176
Write-offs		(4,153)		(8,793)		(2,369,221)		(2,382,167)
Loss allowance as of December 31, 2020	Ps.	1,013,071	Ps.	1,948,030	Ps.	1,977,870	Ps.	4,938,971
Transfers:
Transfer from stage 1 to stage 2		(290,074)		290,074		—		—
Transfer from stage 1 to stage 3		(52,284)		—		52,284		—
Transfer from stage 2 to stage 3		—		(1,223,251)		1,223,251		—
Transfer from stage 3 to stage 2		—		383,703		(383,703)		—
Transfer from stage 2 to stage 1		549,534		(549,534)		—		—
Transfer from stage 3 to stage 1		53,979		—		(53,979)		—
Net remeasurement of loss allowance (2)		(256,398)		392,840		1,996,796		2,133,238
New financial assets originated or purchased		941,873		836,627		788,765		2,567,265
Financial assets that have been derecognized		(861,113)		(637,177)		(388,768)		(1,887,058)
Unwind of discount (1)		—		—		121,699		121,699
FX and other movements		32,986		138,664		76,474		248,124
Write-offs		(65,031)		(183,875)		(3,292,329)		(3,541,235)
Loss allowance as of December 31, 2021	Ps.	1,066,543	Ps.	1,396,101	Ps.	2,118,360	Ps.	4,581,004
(1)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(97,455)	Ps.	56,801	Ps.	15,669	Ps.	(24,985)

(3)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(135,158)	Ps.	500,012	Ps.	(8,650)	Ps.	356,204

(4)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	9,044	Ps.	4,268	Ps.	(2,890)	Ps.	10,422

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2019	Ps.	48,863,858	Ps.	4,377,133	Ps.	2,214,073	Ps.	55,455,064
Transfers:
Transfer from stage 1 to stage 2		(6,703,975)		6,703,975		—		—
Transfer from stage 1 to stage 3		(379,049)		—		379,049		—
Transfer from stage 2 to stage 3		—		(2,673,304)		2,673,304		—
Transfer from stage 2 to stage 1		3,978,012		(3,978,012)		—		—
Transfer from stage 3 to stage 2		—		473,269		(473,269)		—
Transfer from stage 3 to stage 1		223,248		—		(223,248)		—
New financial assets originated or purchased		44,760,635		1,068,595		1,515,569		47,344,799
Financial assets that have been paid		(37,229,958)		(2,063,400)		(1,209,835)		(40,503,193)
Net remeasurement of amortized cost and other receivables		2,873		(144)		3,810		6,539
Write-offs		(35,743)		(43,805)		(2,601,445)		(2,680,993)
FX and other movements		75,586		43,141		99,508		218,235
Total portfolio as of December 31, 2019	Ps.	53,555,487	Ps.	3,907,448	Ps.	2,377,516	Ps.	59,840,451
Transfers:
Transfer from stage 1 to stage 2		(11,366,208)		11,366,208		—		—
Transfer from stage 1 to stage 3		(566,670)		—		566,670		—
Transfer from stage 2 to stage 3		—		(2,317,098)		2,317,098		—
Transfer from stage 2 to stage 1		3,314,200		(3,314,200)		—		—
Transfer from stage 3 to stage 2		—		433,559		(433,559)		—
Transfer from stage 3 to stage 1		125,565		—		(125,565)		—
New financial assets originated or purchased		40,576,605		3,160,656		2,382,100		46,119,361
Financial assets that have been paid		(37,552,539)		(2,109,543)		(1,818,794)		(41,480,876)
Net remeasurement of amortized cost and other receivables		21,838		10,389		12,511		44,738
Write-offs		(4,153)		(8,793)		(2,369,906)		(2,382,852)
On business combination(1)		2,861,841		154,993		48,033		3,064,867
FX and other movements		487,555		99,107		43,106		629,768
Total portfolio as of December 31, 2020	Ps.	51,453,521	Ps.	11,382,726	Ps.	2,999,210	Ps.	65,835,457
Transfers:
Transfer from stage 1 to stage 2		(7,393,087)		7,393,087		—		—

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfer from stage 1 to stage 3		(369,425)		—		369,425		—
Transfer from stage 2 to stage 3		—		(4,014,618)		4,014,618		—
Transfer from stage 2 to stage 1		4,655,119		(4,655,119)		—		—
Transfer from stage 3 to stage 2		—		855,852		(855,852)		—
Transfer from stage 3 to stage 1		178,614		—		(178,614)		—
New financial assets originated or purchased		61,470,863		2,073,804		1,100,860		64,645,527
Financial assets that have been paid		(47,804,215)		(3,777,472)		(1,913,485)		(53,495,172)
Net remeasurement of amortized cost and other receivables		(1,219,014)		8,654		930,405		(279,955)
Write-offs		(65,031)		(183,875)		(3,292,329)		(3,541,235)
FX and other movements		2,904,395		745,687		74,441		3,724,523
Total portfolio as of December 31, 2021	Ps.	63,811,740	Ps.	9,828,726	Ps.	3,248,679	Ps.	76,889,145

(1)See note 35 Business combination

Mortgage [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	49,134	Ps.	81,265	Ps.	170,864	Ps.	301,263
Transfers:
Transfer from stage 1 to stage 2		(5,351)		5,351		—		—
Transfer from stage 1 to stage 3		(867)		—		867		—
Transfer from stage 2 to stage 3		—		(25,163)		25,163		—
Transfer from stage 3 to stage 2		—		8,061		(8,061)		—
Transfer from stage 2 to stage 1		25,475		(25,475)		—		—
Transfer from stage 3 to stage 1		5,971		—		(5,971)		—
Net remeasurement of loss allowance (4)		(27,965)		37,178		116,037		125,250
New financial assets originated or purchased		13,514		839		(25)		14,328
Financial assets that have been derecognized		(1,821)		(7,126)		(4,434)		(13,381)
Unwind of discount (1)		—		—		7,413		7,413
FX and other movements		805		5,502		(11,820)		(5,513)
Write-offs		(509)		(136)		(77,157)		(77,802)
Loss allowance balance as of December 31, 2019	Ps.	58,386	Ps.	80,296	Ps.	212,876	Ps.	351,558
Transfers:
Transfer from stage 1 to stage 2		(23,251)		23,251		—		—
Transfer from stage 1 to stage 3		(1,081)		—		1,081		—
Transfer from stage 2 to stage 3		—		(42,052)		42,052		—
Transfer from stage 3 to stage 2		—		21,817		(21,817)		—
Transfer from stage 2 to stage 1		47,117		(47,117)		—		—
Transfer from stage 3 to stage 1		24,517		—		(24,517)		—
Net remeasurement of loss allowance (3)		13,360		232,709		153,075		399,144
New financial assets originated or purchased		14,288		11,638		13,495		39,421
Financial assets that have been derecognized		(64,919)		(45,758)		(37,748)		(148,425)
Unwind of discount (1)		—		—		11,772		11,772
FX and other movements		4,357		(8,661)		(2,822)		(7,126)
Write-offs		(480)		(234)		(84,726)		(85,440)
Loss allowance balance as of December 31, 2020	Ps.	72,294	Ps.	225,889	Ps.	262,721	Ps.	560,904
Transfers:
Transfer from stage 1 to stage 2		(13,038)		13,038		—		—
Transfer from stage 1 to stage 3		(407)		—		407		—
Transfer from stage 2 to stage 3		—		(63,357)		63,357		—
Transfer from stage 3 to stage 2		—		39,998		(39,998)		—
Transfer from stage 2 to stage 1		57,319		(57,319)		—		—
Transfer from stage 3 to stage 1		25,633		—		(25,633)		—
Net remeasurement of loss allowance (2)		11,100		120,809		91,964		223,873
New financial assets originated or purchased		18,987		52,937		77,436		149,360
Financial assets that have been derecognized		(79,057)		(69,155)		(54,845)		(203,057)
Unwind of discount (1)		—		—		13,945		13,945
FX and other movements		2,287		31,157		14,268		47,712
Write-offs		(1,996)		(7,094)		(51,240)		(60,330)
Loss allowance as of December 31, 2021	Ps.	93,122	Ps.	286,903	Ps.	352,382	Ps.	732,407
(1)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	7,918	Ps.	(1,149)	Ps.	38,678	Ps.	45,447

(3)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	19,653	Ps.	57,870	Ps.	4,093	Ps.	81,616

(4)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	2,064	Ps.	5,674	Ps.	21,527	Ps.	29,265

Microcredit [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	23,348	Ps.	11,962	Ps.	52,867	Ps.	88,177
Transfers:
Transfer from stage 1 to stage 2		(9,148)		9,148		—		—
Transfer from stage 1 to stage 3		(3,145)		—		3,145		—
Transfer from stage 2 to stage 3		—		(23,678)		23,678		—
Transfer from stage 3 to stage 2		—		2,539		(2,539)		—
Transfer from stage 2 to stage 1		5,854		(5,854)		—		—
Transfer from stage 3 to stage 1		945		—		(945)		—
Net remeasurement of loss allowance (4)		(3,610)		17,500		20,107		33,997
New financial assets originated or purchased		13,021		651		7		13,679
Financial assets that have been derecognized		(2,348)		(266)		(122)		(2,736)
Unwind of discount (1)		—		—		10,456		10,456
Write-offs		(123)		(83)		(53,542)		(53,748)
Loss allowance balance as of December 31, 2019	Ps.	24,794	Ps.	11,919	Ps.	53,112	Ps.	89,825
Transfers:
Transfer from stage 1 to stage 2		(28,038)		28,038		—		—
Transfer from stage 1 to stage 3		(3,452)		—		3,452		—
Transfer from stage 2 to stage 3		—		(19,369)		19,369		—
Transfer from stage 3 to stage 2		—		1,803		(1,803)		—
Transfer from stage 2 to stage 1		6,825		(6,825)		—		—
Transfer from stage 3 to stage 1		395		—		(395)		—
Net remeasurement of loss allowance (3)		12,346		44,439		15,103		71,888
New financial assets originated or purchased		8,099		1,088		8		9,195
Financial assets that have been derecognized		(3,830)		(873)		(338)		(5,041)
Unwind of discount (1)		—		—		9,865		9,865
Write-offs		(50)		(180)		(51,463)		(51,693)
Loss allowance balance as of December 31, 2020	Ps.	17,089	Ps.	60,040	Ps.	46,910	Ps.	124,039
Transfers:
Transfer from stage 1 to stage 2		(5,398)		5,398		—		—
Transfer from stage 1 to stage 3		(1,026)		—		1,026		—
Transfer from stage 2 to stage 3		—		(28,310)		28,310		—
Transfer from stage 3 to stage 2		—		3,385		(3,385)		—
Transfer from stage 2 to stage 1		2,304		(2,304)		—		—
Transfer from stage 3 to stage 1		452		—		(452)		—
Net remeasurement of loss allowance (2)		(11,869)		(18,726)		46,548		15,953
New financial assets originated or purchased		9,648		630		21		10,299
Financial assets that have been derecognized		(4,050)		(4,022)		(656)		(8,728)
Unwind of discount (1)		—		—		13,415		13,415
Write-offs		(410)		(2,800)		(46,698)		(49,908)
Loss allowance as of December 31, 2021	Ps.	6,740	Ps.	13,291	Ps.	85,039	Ps.	105,070
(1)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(10,466)	Ps.	(6,848)	Ps.	(25)	Ps.	(17,339)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of    December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(21,060)	Ps.	44,417	Ps.	12	Ps.	23,369

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of    December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,207	Ps.	(188)	Ps.	(531)	Ps.	488

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2019	Ps.	344,722	Ps.	25,374	Ps.	55,601	Ps.	425,697
Transfers:
Transfer from stage 1 to stage 2		(60,329)		60,329		—		—
Transfer from stage 1 to stage 3		(15,698)		—		15,698		—
Transfer from stage 2 to stage 3		—		(47,227)		47,227		—
Transfer from stage 2 to stage 1		13,553		(13,553)		—		—
Transfer from stage 3 to stage 2		—		4,530		(4,530)		—
Transfer from stage 3 to stage 1		1,795		—		(1,795)		—
New financial assets originated or purchased		304,306		2,968		43,589		350,863
Financial assets that have been paid		(258,304)		(7,537)		(46,651)		(312,492)
Write-offs		(123)		(83)		(53,542)		(53,748)
Total portfolio as of December 31, 2019	Ps.	329,922	Ps.	24,801	Ps.	55,597	Ps.	410,320
Transfers:
Transfer from stage 1 to stage 2		(141,195)		141,195		—		—
Transfer from stage 1 to stage 3		(13,603)		—		13,603		—
Transfer from stage 2 to stage 3		—		(16,423)		16,423		—
Transfer from stage 2 to stage 1		14,363		(14,363)		—		—
Transfer from stage 3 to stage 2		—		2,550		(2,550)		—
Transfer from stage 3 to stage 1		862		—		(862)		—
New financial assets originated or purchased		145,350		23,707		60,987		230,044
Financial assets that have been paid		(157,075)		(17,386)		(41,884)		(216,345)
Net remeasurement of amortized cost and other receivables		(4)		—		(1)		(5)
Write-offs		(50)		(180)		(51,463)		(51,693)
Total portfolio as of December 31, 2020	Ps.	178,570	Ps.	143,901	Ps.	49,850	Ps.	372,321
Transfers:
Transfer from stage 1 to stage 2		(49,052)		49,052		—		—
Transfer from stage 1 to stage 3		(7,072)		—		7,072		—
Transfer from stage 2 to stage 3		—		(87,758)		87,758		—
Transfer from stage 2 to stage 1		38,089		(38,089)		—		—
Transfer from stage 3 to stage 2		—		9,424		(9,424)		—
Transfer from stage 3 to stage 1		2,109		—		(2,109)		—
New financial assets originated or purchased		183,192		48		4,501		187,741
Financial assets that have been paid		(158,470)		(35,642)		(24,868)		(218,980)
Net remeasurement of amortized cost and other receivables		463		5,226		20,876		26,565
Write-offs		(410)		(2,800)		(46,698)		(49,908)
Total portfolio as of December 31, 2021	Ps.	187,419	Ps.	43,362	Ps.	86,958	Ps.	317,739

Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2021
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	9,860,003	Ps.	—	Ps.	—	Ps.	9,860,003
Financial entities		524,251		—		—		524,251
Total investment grade	Ps.	10,384,254	Ps.	—	Ps.	—	Ps.	10,384,254

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

	December 31, 2020
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	6,773,024	Ps.	—	Ps.	—	Ps.	6,773,024
Financial entities		465,621		—		—		465,621
Total investment grade	Ps.	7,238,645	Ps.	—	Ps.	—	Ps.	7,238,645

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

Trade receivables [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed information on Credit Worthiness [Text Block]
d)	Other accounts receivable at FVTPL

	December 31, 2021		December 31, 2020
Investment grade
Sovereign (*)	Ps.	3,228,480	Ps.	2,958,385
Total investment grade	Ps.	3,228,480	Ps.	2,958,385

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

Other accounts receivable, simplified approach
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

	Loss allowance
Loss allowance as of January 1, 2019	Ps.	159,303
Entity deconsolidation		(56)
Provision charged to profit or loss		35,506
Recovery of partial payments from the clients		(11,129)
Write-offs		(13,097)
Exchange gains (losses) in foreign currency		185
Transfer from general approach to simplified approach		2,595
Loss allowance as of December 31, 2019	Ps.	173,307
On business combination		217
Provision charged to profit or loss		45,757
Recovery for partial payments from the clients		(9,144)
Write-offs		(6,256)
Exchange gains (losses) in foreign currency		21
Loss allowance as of December 31, 2020	Ps.	203,902
On business combination		—
Provision charged to profit or loss		44,210
Recovery for partial payments from the clients		(10,670)
Write-offs		(32,850)
Exchange gains (losses) in foreign currency		13,051
Loss allowance as of December 31, 2021	Ps.	217,643

Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed information on Credit Worthiness [Text Block]
c)	Investments in debt securities at amortized cost

	December 31, 2021
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	1,596,941	Ps.	—	Ps.	—	Ps.	1,596,941
Financial entities		12,096		—		—		12,096
Total investment grade	Ps.	1,609,037	Ps.	—	Ps.	—	Ps.	1,609,037
Speculative grade
Other public entities (**)	Ps.	3,696,298	Ps.	—	Ps.	—	Ps.	3,696,298
Corporate		67,332		—		—		67,332
Financial Entities		55,657		—		—		55,657
Total speculative grade	Ps.	3,819,287	Ps.	—	Ps.	—	Ps.	3,819,287
Without Grade or Not available
Corporate	Ps.	133,149	Ps.	133,262	Ps.	—	Ps.	266,411
Financial Entities		60,488		19,847		—		80,335
Total Without Grade or Not available	Ps.	193,637	Ps.	153,109	Ps.	—	Ps.	346,746
	Ps.	5,621,961	Ps.	153,109	Ps.	—	Ps.	5,775,070

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2020
		Stage 1		Stage 2			Stage 3		Total
Investment grade
Sovereign (*)	Ps.	1,708,927	Ps.	—		Ps.	—	Ps.	1,708,927
Other public entities (**)		3,378,438		—			—		3,378,438
Financial entities		169,232		—			—		169,232
Total investment grade	Ps.	5,256,597	Ps.	—		Ps.	—	Ps.	5,256,597
Speculative grade
Corporate	Ps.	204,625	Ps.	—	Ps.		—	Ps.	204,625
Financial entities		113,757		5,149			—		118,906
Total speculative grade	Ps.	318,382	Ps.	5,149		Ps.	—	Ps.	323,531
	Ps.	5,574,979	Ps.	5,149		Ps.	—	Ps.	5,580,128

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of January 31, 2019	Ps.	71	Ps.	—	Ps.	—	Ps.	71
Net remeasurement of loss allowance (4)		(615)		—		—		(615)
New financial assets originated or purchased		1,353		—		—		1,353
Financial assets that have been derecognized		(64)		—		—		(64)
FX and other movements		(8)		—		—		(8)
Loss allowance as of December 31, 2019	Ps.	737	Ps.	—	Ps.	—	Ps.	737
Net remeasurement of loss allowance (3)		(755)		—		—		(755)
New financial assets originated or purchased		9,023		8		—		9,031
Financial assets that have been derecognized		(1,583)		—		—		(1,583)
FX and other movements		(234)		(1)		—		(235)
Loss allowance as of December 31, 2020	Ps.	7,188	Ps.	7	Ps.	—	Ps.	7,195
Transfer from stage 1 to stage 2		(1,805)		1,805		—		—
Net remeasurement of loss allowance (2)		(2,133)		4,066		—		1,933
New financial assets originated or purchased		2,999		1,443		—		4,442
Financial assets that have been derecognized		(3,831)		—		—		(3,831)
FX and other movements		879		80		—		959
Loss allowance as of December 31, 2021	Ps.	3,297	Ps.	7,401	Ps.	—	Ps.	10,698

(2)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31, 2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(225)	Ps.	—	Ps.	—	Ps.	(225)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	215	Ps.	—	Ps.	—	Ps.	215

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31, 2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	211	Ps.	—	Ps.	—	Ps.	211

Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of January 31, 2019	Ps.	20,757	Ps.	31,980	Ps.	46,280	Ps.	99,017
Net remeasurement of loss allowance (4)		(7,696)		(3,564)		(55)		(11,315)
New financial assets originated or purchased		34,575		—		—		34,575
Financial assets that have been derecognized		(3,729)		(27,440)		(45,602)		(76,771)
FX and other movements		(9,827)		(976)		(623)		(11,426)
Loss allowance balance as of December 31, 2019	Ps.	34,080	Ps.	—	Ps.	—	Ps.	34,080
Transfer from stage 1 to stage 2		(298)		298		—		—
Net remeasurement of loss allowance (3)		16,391		50		—		16,441
New financial assets originated or purchased		64,764		—		—		64,764
Financial assets that have been derecognized		(12,954)		(179)		—		(13,133)
FX and other movements		(5,676)		10		—		(5,666)
Loss allowance as of December 31, 2020	Ps.	96,307	Ps.	179	Ps.	—	Ps.	96,486
Transfer from stage 1 to stage 2		(45)		45		—		—
Transfer from stage 2 to stage 1		45		(45)		—		—
Net remeasurement of loss allowance (2)		(13,853)		—		—		(13,853)
New financial assets originated or purchased		78,371		—		—		78,371
Financial assets that have been derecognized		(50,665)		(178)		—		(50,843)
FX and other movements		13,818		(1)		—		13,817
Loss allowance as of December 31, 2021	Ps.	123,978	Ps.	—	Ps.	—	Ps.	123,978

(2)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31, 2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(12,852)	Ps.	—	Ps.	—	Ps.	(12,852)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	4,781	Ps.	35	Ps.	—	Ps.	4,816

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31, 2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(1,709)	Ps.	—	Ps.	—	Ps.	(1,709)

Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

	December 31,		December 31,
	2021		2020
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	13,897,802	Ps.	11,130,893
Securities issued or secured by other Colombian Government entities		289,582		285,699
Securities issued or secured by other financial entities		877,265		476,499
Securities issued or secured by non-financial sector entities		16,040		25,752
Others		350,386		49,850
	Ps.	15,431,075	Ps.	11,968,693
In foreign currency
Securities issued or secured by Colombian Government	Ps.	2,173,960	Ps.	1,716,306
Securities issued or secured by other Colombian Government entities		533,332		175,374
Securities issued or secured by foreign Governments		12,732,664		9,663,324
Securities issued or secured by central banks		1,857,718		1,862,922
Securities issued or secured by other financial entities		3,327,659		2,435,933
Securities issued or secured by non-financial sector entities		721,670		23,818
Others		715,788		1,119,986
	Ps.	22,062,791	Ps.	16,997,663
Total debt securities at FVOCI	Ps.	37,493,866	Ps.	28,966,356

Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

Credit worthiness	December 31, 2021		December 31, 2020
Investment grade	Ps.	986,231	Ps.	972,729
Speculative		1,504		9,274
Without grade or not available		219,422		308,141
Total	Ps.	1,207,157	Ps.	1,290,144